UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 05624

MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (90.7%)
Australia (5.1%)
AGL Energy Ltd.	8,464	$132
Alumina Ltd.	109,215	191
Amcor Ltd.	57,497	362
AMP Ltd.	29,987	148
Aristocrat Leisure Ltd. (a)	5,450	19
ASX Ltd.	1,592	50
Australia & New Zealand Banking Group Ltd.	83,167	1,904
AXA Asia Pacific Holdings Ltd.	8,456	42
Bendigo and Adelaide Bank Ltd.	3,222	28
BHP Billiton Ltd.	229,236	8,621
Billabong International Ltd. (a)	1,882	15
BlueScope Steel Ltd.	63,258	135
Boral Ltd.	41,689	186
Brambles Ltd.	22,326	135
Caltex Australia Ltd.	6,800	79
CFS Retail Property Trust REIT (a)	20,466	37
Coca-Cola Amatil Ltd.	10,626	123
Cochlear Ltd.	567	39
Commonwealth Bank of Australia	14,612	723
Computershare Ltd.	4,919	46
Crown Ltd. (a)	4,712	38
CSL Ltd.	8,241	263
CSR Ltd.	31,477	55
Dexus Property Group REIT	32,230	27
DuluxGroup Ltd. (b)	24,156	64
Fairfax Media Ltd. (a)	22,741	32
Fortescue Metals Group Ltd. (a)(b)	92,599	466
Foster’s Group Ltd.	34,988	207
Goodman Fielder Ltd.	14,668	19
GPT Group REIT	8,868	25
Harvey Norman Holdings Ltd. (a)	5,464	20
Incitec Pivot Ltd.	115,555	401
Insurance Australia Group Ltd.	29,342	103
Intoll Group	43,515	63
James Hardie Industries SE (b)	29,831	161
Leighton Holdings Ltd. (a)	3,353	107
Macquarie Atlas Roads Group (b)	11,138	17
Macquarie Group Ltd.	4,209	148
MAp Group	7,057	20
Metcash Ltd.	8,049	34
Mirvac Group REIT	14,483	19
National Australia Bank Ltd.	18,538	454
Newcrest Mining Ltd.	33,711	1,293
Nufarm Ltd.	7,594	26
OneSteel Ltd.	57,937	164
Orica Ltd.	24,156	600
Origin Energy Ltd.	15,653	240
OZ Minerals Ltd.	202,025	284
Perpetual Ltd. (a)	560	16
Qantas Airways Ltd. (b)	9,491	26
QBE Insurance Group Ltd.	13,204	220
Rio Tinto Ltd.	19,300	1,432
Santos Ltd.	11,167	138
Sims Metal Management Ltd.	10,778	184

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Sonic Healthcare Ltd. (a)	4,620	$49
Stockland REIT	14,916	55
Suncorp-Metway Ltd.	14,223	124
TABCORP Holdings Ltd.	8,738	59
Tatts Group Ltd.	11,568	27
Telstra Corp. Ltd.	60,914	154
Toll Holdings Ltd.	9,928	63
Transurban Group	19,544	94
Wesfarmers Ltd.	4,532	145
Wesfarmers Ltd.	14,902	474
Westfield Group REIT	18,701	222
Westpac Banking Corp.	28,456	639
Woodside Petroleum Ltd.	11,013	467
Woolworths Ltd.	21,121	589
WorleyParsons Ltd.	1,647	35
		23,577
Austria (0.5%)
Erste Group Bank AG	18,005	721
OMV AG	7,357	276
Raiffeisen International Bank Holding AG (a)	5,088	237
Telekom Austria AG	32,532	490
Verbund AG	6,222	223
Vienna Insurance Group	2,944	158
Voestalpine AG	11,054	407
		2,512
Belgium (0.7%)
Ageas	17,115	49
Anheuser-Busch InBev (b)	17,784	—@
Anheuser-Busch InBev N.V.	24,388	1,435
Belgacom SA	6,959	271
Cie Nationale a Portefeuille	2,440	127
Groupe Bruxelles Lambert SA	5,608	467
Solvay SA	3,054	326
UCB SA (a)	4,984	173
Umicore	6,382	276
		3,124
Brazil (1.6%)
All America Latina Logistica SA	43,200	437
Banco Bradesco SA (Preference)	34,027	682
Banco do Brasil SA	39,800	756
BM&F Bovespa SA	21,600	181
Bradespar SA (Preference)	3,264	78
BRF - Brasil Foods SA	63,048	959
Centrais Eletricas Brasileiras SA (Preference)	15,022	226
Cia Energetica de Minas Gerais (Preference)	10,485	170
Cia Siderurgica Nacional SA	15,600	270
Empresa Brasileira de Aeronautica SA	9,100	64

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Gerdau SA (Preference)	8,897	$119
Investimentos Itau SA (Preference)	37,194	284
Itau Unibanco Holding SA	29,971	717
Metalurgica Gerdau SA (Preference)	4,083	66
Petroleo Brasileiro SA	32,500	584
Petroleo Brasileiro SA, (Preference) Class H	45,522	734
Redecard SA	6,000	93
Tele Norte Leste Participacoes SA (Preference)	7,853	112
Usinas Siderurgicas de Minas Gerais SA (Preference)	8,956	120
Vale SA	9,400	291
Vale SA (Preference)	13,872	380
		7,323
Canada (0.0%)
Thomson Reuters Corp.	609	23

Denmark (0.8%)
AP Moller - Maersk A/S Series B	80	669
DSV A/S	13,027	266
Novo Nordisk A/S Series B	22,177	2,201
Novozymes A/S, Class B	2,386	303
Vestas Wind Systems A/S (b)	11,010	415
		3,854
Egypt (0.2%)
Commercial International Bank Egypt SAE	38,330	289
Egyptian Co. for Mobile Services	2,442	76
Egyptian Financial Group-Hermes Holding	16,270	83
ElSwedy Cables Holding Co. (b)	3,682	46
Ezz Steel (b)	16,675	56
Orascom Construction Industries	6,404	282
Orascom Telecom Holding S.A.E. (b)	203,323	180
Talaat Moustafa Group (b)	39,926	49
Telecom Egypt	25,151	77
		1,138
Finland (1.2%)
Fortum Oyj	23,056	603
Kesko Oyj, Class B	10,179	478
Kone Oyj, Class B	6,157	318
Metso Oyj	6,362	292
Neste Oil Oyj (a)	5,848	91
Nokia Oyj	195,343	1,963
Outokumpu Oyj (a)	8,324	165
Rautaruukki Oyj	5,204	108
Sampo Oyj, Class A	15,044	406
Stora Enso Oyj, Class R	35,125	347
UPM-Kymmene Oyj	30,552	523
Wartsila Oyj	2,799	183
		5,477

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
France (8.0%)
Accor SA	7,917	$289
Air Liquide SA	12,116	1,478
Alcatel-Lucent (a)(b)	58,468	197
Alstom SA	17,130	874
ArcelorMittal (a)	32,588	1,073
Atos Origin SA (b)	975	44
AXA S.A.	56,429	987
BNP Paribas	50,119	3,565
Bouygues SA	7,336	315
Cap Gemini SA	5,854	294
Carrefour SA	41,238	2,216
Casino Guichard Perrachon SA	4,831	442
Cie de St-Gobain	7,929	353
Cie Generale d’Optique Essilor International SA	11,209	771
Cie Generale de Geophysique-Veritas (b)	5,756	126
Cie Generale des Etablissements Michelin Series B (a)	6,205	472
CNP Assurances	6,404	119
Credit Agricole SA	31,852	498
Danone	18,106	1,083
Dassault Systemes SA	2,530	186
Edenred (b)	7,917	157
EDF SA	187	8
Eurazeo	1,524	102
European Aeronautic Defence and Space Co. N.V. (b)	6,370	159
Fonciere Des Regions REIT (a)	1,026	109
France Telecom SA	62,962	1,360
GDF Suez	19,506	698
Gecina SA REIT	826	98
Hermes International	2,484	567
ICADE REIT (a)	866	91
Imerys SA	1,322	79
Klepierre REIT	3,821	147
L’Oreal SA	2,329	262
Lafarge SA	10,544	604
Lagardere S.C.A.	6,706	262
LVMH Moet Hennessy Louis Vuitton SA	9,599	1,408
Neopost SA (a)	1,320	98
Pernod-Ricard SA (a)	1,205	101
Peugeot SA (b)	7,232	243
PPR	1,910	309
Publicis Groupe SA (a)	3,254	155
Renault SA (b)	7,083	364
Safran SA	2,735	77
Sanofi-Aventis SA	34,527	2,301
Schneider Electric SA	7,284	924
SCOR SE	6,530	156
Societe BIC SA	1,235	99

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Societe Generale	28,650	$1,650
Societe Television Francaise 1	8,062	126
Sodexo	3,803	247
STMicroelectronics N.V.	24,716	189
Technip SA	8,527	686
Thales SA	2,861	105
Total SA	102,103	5,262
Unibail-Rodamco SE REIT	3,635	806
Vallourec SA	2,772	275
Veolia Environnement	18,504	487
Vinci SA	7,324	367
Vivendi SA	30,945	846
		37,366
Germany (6.6%)
Adidas AG	6,743	417
Allianz SE (Registered)	11,225	1,269
BASF SE	27,232	1,717
Bayer AG	30,681	2,139
Bayerische Motoren Werke AG	7,594	532
Beiersdorf AG	1,968	120
Celesio AG	3,757	82
Commerzbank AG (a)(b)	14,188	118
Daimler AG (Registered) (b)	47,570	3,013
Deutsche Bank AG	22,594	1,236
Deutsche Boerse AG	8,416	561
Deutsche Lufthansa (Registered) (b)	8,463	156
Deutsche Post AG (Registered)	26,961	489
Deutsche Postbank AG (b)	2,961	101
Deutsche Telekom AG (Registered)	102,390	1,401
E.ON AG	103,062	3,039
Esprit Holdings Ltd.	98,342	534
Fresenius Medical Care AG & Co. KGaA	8,730	539
GEA Group AG	4,391	110
Henkel AG & Co. KGaA (Preference)	2,916	157
Hochtief AG	1,211	105
K&S AG	12,979	777
Linde AG	3,887	506
MAN SE	2,905	317
Merck KGaA	1,673	140
Metro AG	10,612	691
Muenchener Rueckversicherungs AG (Registered)	5,159	715
Porsche Automobil Holding SE (Preference)	7,142	354
Puma AG Rudolf Dassler Sport	314	104
RWE AG	15,706	1,061
RWE AG (Preference)	1,206	77
SAP AG	38,136	1,886
Siemens AG (Registered)	42,809	4,519
ThyssenKrupp AG	10,242	334
TUI AG (a)(b)	5,333	65
Volkswagen AG	9,152	1,008
Volkswagen AG (Preference)	5,422	654
		31,043

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Hong Kong (2.7%)
Bank of East Asia Ltd.	95,441	$404
BOC Hong Kong Holdings Ltd.	230,000	729
Cathay Pacific Airways Ltd. (a)	57,000	155
Cheung Kong Holdings Ltd.	80,000	1,213
Cheung Kong Infrastructure Holdings Ltd.	17,000	67
CLP Holdings Ltd.	80,500	643
Hang Lung Group Ltd.	47,000	307
Hang Lung Properties Ltd.	119,000	581
Hang Seng Bank Ltd.	49,800	732
Henderson Land Development Co., Ltd.	63,936	455
Hong Kong & China Gas Co., Ltd.	188,100	476
Hong Kong Exchanges and Clearing Ltd.	42,600	839
Hongkong Electric Holdings Ltd.	51,500	313
Hopewell Holdings Ltd.	35,500	115
Hutchison Whampoa Ltd.	94,000	877
Hysan Development Co., Ltd.	33,670	121
Kerry Properties Ltd.	45,500	247
Li & Fung Ltd.	94,000	529
Link (The) REIT	118,217	350
MTR Corp.	63,705	241
New World Development Ltd.	150,997	304
NWS Holdings Ltd.	7,818	15
Shangri-La Asia Ltd.	6,000	14
Sino Land Co., Ltd.	104,869	217
Sun Hung Kai Properties Ltd.	70,505	1,218
Swire Pacific Ltd.	45,500	627
Wharf Holdings Ltd.	82,000	527
Wheelock & Co., Ltd.	57,000	191
Wing Hang Bank Ltd.	8,000	96
Yue Yuen Industrial Holdings Ltd.	28,000	104
		12,707
Indonesia (0.6%)
Astra Agro Lestari Tbk PT	16,000	37
Astra International Tbk PT	74,500	473
Bank Central Asia Tbk PT	433,000	325
Bank Danamon Indonesia Tbk PT	114,000	74
Bank Mandiri Tbk PT	243,000	196
Bank Rakyat Indonesia	206,000	231
Bumi Resources Tbk PT	613,000	146
Golden Agri-Resources Ltd.	197,315	86
Indosat Tbk PT	56,500	35
International Nickel Indonesia Tbk PT	84,500	46
Lippo Karawaci Tbk PT (b)	380,500	24
Perusahaan Gas Negara PT	350,500	151
Semen Gresik Persero Tbk PT	52,500	58
Tambang Batubara Bukit Asam Tbk PT	30,000	65

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Telekomunikasi Indonesia Tbk PT	355,500	$366
Unilever Indonesia Tbk PT	67,000	127
United Tractors Tbk PT	56,500	130
		2,570
Italy (1.5%)
Assicurazioni Generali S.p.A	46,001	926
Banco Popolare SC	441	3
Beni Stabili S.p.A. (a)(b)	6,156	6
Enel S.p.A.	3,756	20
ENI S.p.A.	142,116	3,067
Intesa Sanpaolo S.p.A.	435,824	1,415
Mediobanca S.p.A. (a)(b)	4,709	44
Saipem S.p.A	16,573	664
Telecom Italia S.p.A.	10,225	14
UniCredit S.p.A.	357,036	912
Unione di Banche Italiane SCPA	468	4
		7,075
Japan (20.2%)
77 Bank Ltd. (The) (a)	35,000	177
Acom Co., Ltd. (a)	2,860	43
Advantest Corp. (a)	11,390	227
Aeon Co., Ltd. (a)	23,000	247
Aeon Credit Service Co., Ltd.	3,800	41
Aeon Mall Co., Ltd.	400	10
Ajinomoto Co., Inc. (a)	38,400	376
Amada Co., Ltd.	16,000	110
Aozora Bank Ltd.	7,100	10
Asahi Breweries Ltd.	11,600	232
Asahi Glass Co., Ltd. (a)	69,800	712
Asahi Kasei Corp. (a)	68,000	375
Astellas Pharma, Inc. (a)	23,500	849
Bank of Kyoto Ltd. (The) (a)	12,000	97
Bank of Yokohama Ltd. (The) (a)	84,000	392
Benesse Holdings, Inc.	3,300	159
Bridgestone Corp.	45,800	834
Canon, Inc.	59,300	2,767
Casio Computer Co., Ltd. (a)	20,000	148
Central Japan Railway Co. (a)	75	552
Chiba Bank Ltd. (The)	33,000	193
Chubu Electric Power Co., Inc. (a)	14,000	346
Chugai Pharmaceutical Co., Ltd.	12,207	224
Chuo Mitsui Trust Holdings, Inc.	63,545	211
Citizen Holdings Co., Ltd.	22,900	137
Coca-Cola West Co., Ltd.	600	10
Credit Saison Co., Ltd.	5,000	67
Dai Nippon Printing Co., Ltd. (a)	22,600	276
Daicel Chemical Industries Ltd. (a)	9,000	61
Daiichi Sankyo Co., Ltd. (a)	31,900	649
Daikin Industries Ltd.	9,900	372

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Daito Trust Construction Co., Ltd. (a)	7,000	$418
Daiwa House Industry Co., Ltd.	36,600	368
Daiwa Securities Group, Inc. (a)	100,000	404
Denki Kagaku Kogyo KK	28,000	120
Denso Corp. (a)	32,850	974
DIC Corp.	49,000	86
Dowa Holdings Co., Ltd. (a)	34,000	202
East Japan Railway Co. (a)	18,600	1,123
Eisai Co., Ltd. (a)	10,802	378
FamilyMart Co., Ltd. (a)	3,300	118
Fanuc Ltd.	10,400	1,324
Fast Retailing Co., Ltd. (a)	4,500	634
Fuji Electric Holdings Co., Ltd. (a)	15,000	39
Fuji Media Holdings, Inc.	28	36
FUJIFILM Holdings Corp. (a)	28,200	934
Fujitsu Ltd. (a)	105,200	738
Fukuoka Financial Group, Inc. (a)	48,000	192
Furukawa Electric Co., Ltd. (a)	35,800	135
Gunma Bank Ltd. (The)	2,000	10
Hachijuni Bank Ltd. (The)	2,000	10
Hirose Electric Co., Ltd.	1,700	171
Hiroshima Bank Ltd. (The) (a)	5,000	20
Hitachi Construction Machinery Co., Ltd. (a)	2,400	52
Hitachi Ltd. (a)	193,000	844
Hokkaido Electric Power Co., Inc.	3,000	60
Hokuhoku Financial Group, Inc.	90,000	165
Honda Motor Co., Ltd. (a)	78,204	2,776
Hoya Corp. (a)	23,800	580
Ibiden Co., Ltd.	7,100	180
IHI Corp.	66,000	127
Inpex Corp.	27	127
Isetan Mitsukoshi Holdings Ltd.	16,680	173
Ito En Ltd. (a)	1,900	31
ITOCHU Corp. (a)	90,000	824
Itochu Techno-Solutions Corp. (a)	2,500	82
J Front Retailing Co., Ltd.	22,000	102
Jafco Co., Ltd. (a)	300	7
Japan Prime Realty Investment Corp. REIT	3	7
Japan Real Estate Investment Corp. REIT (a)	21	191
Japan Retail Fund Investment Corp. REIT (a)	88	124
Japan Tobacco, Inc.	198	659
JFE Holdings, Inc. (a)	20,800	636
JGC Corp.	15,000	260
Joyo Bank Ltd. (The)	65,000	283
JS Group Corp. (a)	13,800	271
JSR Corp.	8,500	145
JX Holdings, Inc.	123,446	716
Kajima Corp. (a)	73,400	177
Kamigumi Co., Ltd.	1,000	7
Kaneka Corp.	14,000	84
Kansai Electric Power Co., Inc. (The) (a)	20,100	488
Kao Corp. (a)	30,400	741

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Kawasaki Heavy Industries Ltd. (a)	61,000	$173
Kawasaki Kisen Kaisha Ltd. (a)	5,000	19
Keihin Electric Express Railway Co., Ltd. (a)	20,000	193
Keio Corp.	12,000	83
Keyence Corp. (a)	2,330	507
Kikkoman Corp.	8,000	88
Kinden Corp.	1,000	9
Kintetsu Corp. (a)	87,200	295
Kirin Holdings Co., Ltd.	27,400	389
Kobe Steel Ltd.	109,000	256
Komatsu Ltd.	60,200	1,398
Konami Corp. (a)	6,600	117
Konica Minolta Holdings, Inc.	26,500	258
Kubota Corp. (a)	82,000	750
Kuraray Co., Ltd.	19,500	246
Kurita Water Industries Ltd. (a)	4,000	111
Kyocera Corp.	9,400	888
Kyowa Hakko Kirin Co., Ltd. (a)	15,028	149
Kyushu Electric Power Co., Inc. (a)	8,700	199
Lawson, Inc.	3,100	142
Leopalace21 Corp. (a)(b)	6,600	11
Mabuchi Motor Co., Ltd. (a)	2,200	113
Marubeni Corp.	150,000	848
Marui Group Co., Ltd. (a)	22,000	165
Matsui Securities Co., Ltd. (a)	13,000	73
MEIJI Holdings Co., Ltd. (a)	1,506	71
Minebea Co., Ltd.	26,000	134
Mitsubishi Chemical Holdings Corp. (a)	50,000	254
Mitsubishi Corp. (a)	81,700	1,939
Mitsubishi Electric Corp. (a)	116,800	1,005
Mitsubishi Estate Co., Ltd. (a)	43,000	699
Mitsubishi Heavy Industries Ltd. (a)	198,000	731
Mitsubishi Logistics Corp. (a)	5,000	60
Mitsubishi Materials Corp. (a)(b)	105,000	302
Mitsubishi Rayon Co., Ltd. (a)	29,000	118
Mitsubishi UFJ Financial Group, Inc. (a)(c)	370,946	1,729
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)(c)	600	21
Mitsui & Co., Ltd. (a)	99,700	1,483
Mitsui Chemicals, Inc. (a)	28,000	75
Mitsui Fudosan Co., Ltd.	30,400	513
Mitsui Mining & Smelting Co., Ltd. (a)	65,000	186
Mitsui OSK Lines Ltd. (a)	9,000	57
Mizuho Financial Group, Inc.	999,100	1,460
Mizuho Securities Co., Ltd. (a)	43,000	98
Mizuho Trust & Banking Co., Ltd. (a)(b)	16,000	13
MS&AD Insurance Group Holdings (a)	19,760	454
Murata Manufacturing Co., Ltd.	11,700	617
Namco Bandai Holdings, Inc. (a)	2,200	20
NEC Corp.	137,400	365
NGK Insulators Ltd. (a)	21,600	359
NGK Spark Plug Co., Ltd. (a)	12,000	161
Nidec Corp. (a)	6,200	551

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Nikon Corp. (a)	15,900	$295
Nintendo Co., Ltd. (a)	4,500	1,124
Nippon Building Fund, Inc. REIT	28	245
Nippon Electric Glass Co., Ltd. (a)	18,500	252
Nippon Express Co., Ltd. (a)	45,800	174
Nippon Meat Packers, Inc. (a)	10,600	130
Nippon Paper Group, Inc. (a)	4,900	123
Nippon Sheet Glass Co., Ltd. (a)	28,000	61
Nippon Steel Corp. (a)	270,000	919
Nippon Telegraph & Telephone Corp.	14,400	629
Nippon Yusen KK (a)	58,000	238
Nishi-Nippon City Bank Ltd. (The)	33,000	94
Nissan Chemical Industries Ltd.	9,000	101
Nissan Motor Co., Ltd.	116,300	1,016
Nisshin Seifun Group, Inc. (a)	8,000	105
Nisshinbo Holdings, Inc.	4,000	40
Nissin Foods Holdings Co., Ltd. (a)	4,000	144
Nitto Denko Corp. (a)	11,400	446
NKSJ Holdings, Inc. (b)	49,800	313
Nomura Holdings, Inc.	140,400	679
Nomura Real Estate Holdings, Inc. (a)	500	7
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute Ltd. (a)	8,000	150
NSK Ltd.	40,000	271
NTN Corp. (a)	28,000	121
NTT Data Corp. (a)	87	275
NTT DoCoMo, Inc. (a)	196	326
NTT Urban Development Corp. (a)	7	6
Obayashi Corp. (a)	47,000	187
Obic Co., Ltd.	650	123
OJI Paper Co., Ltd. (a)	62,400	276
Olympus Corp. (a)	6,500	170
Omron Corp. (a)	13,300	302
Onward Holdings Co., Ltd. (a)	10,000	78
Oracle Corp. Japan	2,600	124
Oriental Land Co., Ltd. (a)	3,400	317
ORIX Corp. (a)	770	59
Osaka Gas Co., Ltd.	52,600	190
Panasonic Corp. (a)	103,400	1,401
Panasonic Electric Works Co., Ltd.	17,000	225
Promise Co., Ltd.	2,550	19
Resona Holdings, Inc. (a)	22,800	205
Ricoh Co., Ltd. (a)	38,000	536
Rohm Co., Ltd.	8,200	506
Sanyo Electric Co., Ltd. (a)(b)	88,000	145
Sapporo Hokuyo Holdings, Inc. (a)	2,000	9
Sapporo Holdings Ltd. (a)	9,000	42
SBI Holdings, Inc.	623	78
Secom Co., Ltd.	8,700	393
Seiko Epson Corp.	7,500	114
Sekisui Chemical Co., Ltd.	25,000	151
Sekisui House Ltd.	52,600	473

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Seven & I Holdings Co., Ltd.	37,800	$886
Sharp Corp. (a)	42,200	420
Shimamura Co., Ltd.	1,200	111
Shimano, Inc. (a)	5,200	275
Shimizu Corp. (a)	49,600	184
Shin-Etsu Chemical Co., Ltd. (a)	21,996	1,071
Shinsei Bank Ltd. (a)(b)	78,000	55
Shionogi & Co., Ltd. (a)	12,000	220
Shiseido Co., Ltd.	18,900	424
Shizuoka Bank Ltd. (The) (a)	31,000	267
Showa Denko KK	43,000	82
Showa Shell Sekiyu KK	10,100	77
SMC Corp.	3,700	488
Softbank Corp. (a)	47,800	1,564
Sony Corp.	36,697	1,135
Sony Financial Holdings, Inc. (a)	6	20
Stanley Electric Co., Ltd. (a)	4,600	73
Sumitomo Chemical Co., Ltd.	76,600	336
Sumitomo Corp. (a)	59,800	771
Sumitomo Electric Industries Ltd.	37,400	456
Sumitomo Heavy Industries Ltd.	28,000	144
Sumitomo Metal Industries Ltd. (a)	162,000	409
Sumitomo Metal Mining Co., Ltd.	59,800	913
Sumitomo Mitsui Financial Group, Inc. (a)	49,800	1,451
Sumitomo Realty & Development Co., Ltd. (a)	13,000	269
Sumitomo Trust & Banking Co., Ltd. (The) (a)	142,000	711
Suruga Bank Ltd.	1,000	9
T&D Holdings, Inc. (a)	11,400	238
Taiheiyo Cement Corp. (b)	47,000	55
Taisei Corp. (a)	72,000	148
Taisho Pharmaceutical Co., Ltd.	8,441	171
Takashimaya Co., Ltd. (a)	20,000	154
Takeda Pharmaceutical Co., Ltd. (a)	39,000	1,792
TDK Corp. (a)	7,200	401
Teijin Ltd. (a)	49,400	163
Terumo Corp. (a)	10,200	541
THK Co., Ltd. (a)	3,000	56
Tobu Railway Co., Ltd. (a)	45,400	262
Toho Co., Ltd.	4,500	72
Tohoku Electric Power Co., Inc. (a)	11,900	263
Tokio Marine Holdings, Inc. (a)	37,852	1,021
Tokyo Broadcasting System Holdings, Inc.	5,900	76
Tokyo Electric Power Co., Inc. (The) (a)	29,100	710
Tokyo Electron Ltd. (a)	12,600	632
Tokyo Gas Co., Ltd. (a)	60,600	275
Tokyo Tatemono Co., Ltd. (a)	12,000	46
Tokyu Corp.	54,400	240
Tokyu Land Corp. (a)	2,000	8
TonenGeneral Sekiyu KK	19,000	176
Toppan Printing Co., Ltd. (a)	22,600	177
Toray Industries, Inc. (a)	67,100	374
Toshiba Corp.	167,000	808

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Tosoh Corp. (a)	32,000	$86
Toto Ltd.	27,600	189
Toyo Seikan Kaisha Ltd. (a)	10,900	196
Toyoda Gosei Co., Ltd.	800	18
Toyota Industries Corp.	4,850	130
Toyota Motor Corp. (a)	126,600	4,547
Trend Micro, Inc.	6,600	197
Unicharm Corp. (a)	6,000	241
UNY Co., Ltd. (a)	7,700	61
Ushio, Inc.	3,100	52
USS Co., Ltd.	1,710	128
West Japan Railway Co. (a)	26	93
Yahoo! Japan Corp. (a)	1,042	360
Yakult Honsha Co., Ltd. (a)	5,500	170
Yamada Denki Co., Ltd. (a)	5,710	354
Yamaha Corp.	6,900	80
Yamaha Motor Co., Ltd. (a)(b)	2,800	42
Yamato Holdings Co., Ltd.	14,400	174
Yamazaki Baking Co., Ltd.	7,000	85
Yokogawa Electric Corp.	14,800	101
		94,609
Korea, Republic of (0.6%)
Amorepacific Corp.	22	22
Cheil Industries, Inc.	481	42
Daewoo Securities Co., Ltd.	1,230	27
Doosan Heavy Industries and Construction Co., Ltd.	646	48
GS Engineering & Construction Corp.	417	32
Hana Financial Group, Inc.	1,290	38
Hynix Semiconductor, Inc. (b)	3,060	59
Hyundai Engineering & Construction Co., Ltd.	500	32
Hyundai Heavy Industries Co., Ltd.	284	82
Hyundai Mobis	397	90
Hyundai Motor Co.	949	127
Hyundai Steel Co.	507	52
Industrial Bank of Korea	2,060	28
KB Financial Group, Inc.	2,410	104
Kia Motors Corp.	1,430	46
Korea Electric Power Corp. (b)	1,710	44
Korea Exchange Bank	3,450	42
Korean Air Lines Co., Ltd. (b)	248	17
KT Corp.	1,430	57
KT&G Corp.	749	45
LG Chem Ltd.	298	87
LG Corp.	1,151	83
LG Display Co., Ltd.	1,520	53
LG Electronics, Inc.	617	52
LG Household & Health Care Ltd.	62	23
Lotte Shopping Co., Ltd.	87	36
NCSoft Corp.	104	22
NHN Corp. (b)	282	48

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
OCI Co., Ltd.	119	$37
POSCO	400	181
S-Oil Corp.	490	30
Samsung C&T Corp.	985	54
Samsung Electro-Mechanics Co., Ltd.	391	43
Samsung Electronics Co., Ltd.	555	378
Samsung Electronics Co., Ltd. (Preference)	124	61
Samsung Engineering Co., Ltd.	238	32
Samsung Fire & Marine Insurance Co., Ltd.	256	44
Samsung Heavy Industries Co., Ltd.	1,520	40
Samsung SDI Co., Ltd.	244	33
Samsung Securities Co., Ltd.	482	27
Samsung Techwin Co., Ltd.	263	26
Shinhan Financial Group Co., Ltd.	2,670	102
Shinsegae Co., Ltd.	108	57
SK Energy Co., Ltd.	427	55
SK Telecom Co., Ltd.	333	50
Woori Finance Holdings Co., Ltd.	1,590	20
		2,708
Malaysia (0.0%)
YTL Corp. Bhd	670	2

Malta (0.0%)
BGP Holdings PLC (d)	72,261	—

Mexico (0.0%)
Wal-Mart de Mexico SAB de CV Series V	2	—@

Netherlands (2.6%)
Aegon N.V. (b)	75,461	452
Akzo Nobel N.V.	13,243	817
ASML Holding N.V.	22,764	680
Corio N.V. REIT	2,333	159
Fugro N.V.	4,112	270
Heineken N.V.	13,278	689
ING Groep N.V. (b)	67,188	697
Koninklijke Ahold N.V.	1,806	24
Koninklijke DSM N.V.	7,843	402
Koninklijke KPN N.V.	108,793	1,683
Koninklijke Philips Electronics N.V.	42,145	1,325
Reed Elsevier N.V.	40,092	505
SBM Offshore N.V.	9,452	179
TNT N.V.	35,304	949
Unilever N.V. CVA	89,773	2,683
Wolters Kluwer N.V.	27,231	572
		12,086
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	29

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Norway (2.0%)
DnB NOR ASA	58,449	$796
Norsk Hydro ASA	68,888	416
Orkla ASA	55,760	514
Renewable Energy Corp. ASA (b)	9,300	31
Seadrill Ltd. (a)	45,028	1,301
Statoil ASA (a)	66,625	1,390
Telenor ASA	109,280	1,711
Yara International ASA (a)	72,509	3,279
		9,438
Poland (1.7%)
Asseco Poland SA	18,156	328
Bank Handlowy w Warszawie SA	11,841	357
Bank Pekao SA	12,636	748
Bank Zachodni WBK SA	7,434	550
Getin Holding SA (b)	83,649	311
Globe Trade Centre SA (b)	15,400	118
KGHM Polska Miedz SA	30,679	1,238
PBG SA	2,300	193
Polski Koncern Naftowy Orlen SA (b)	71,214	980
Polskie Gornictwo Naftowe i Gazownictwo SA	182,195	226
Powszechna Kasa Oszczednosci Bank Polski SA (b)	127,056	1,925
Telekomunikacja Polska SA	176,492	1,092
		8,066
Russia (1.5%)
Gazprom OAO ADR (a)	116,250	2,435
Lukoil OAO ADR	23,600	1,338
MMC Norilsk Nickel ADR (a)	37,750	644
Mobile Telesystems OJSC ADR	24,500	520
NovaTek OAO GDR	2,800	240
Polyus Gold Co. ADR	6,600	171
Rosneft Oil Co. GDR (b)	78,500	524
Surgutneftegaz ADR	39,900	382
Tatneft ADR	13,767	431
VTB Bank OJSC GDR	76,400	440
		7,125
Singapore (1.2%)
Ascendas REIT	55,000	92
CapitaLand Ltd.	91,000	281
CapitaMall Trust REIT	78,514	128
City Developments Ltd.	20,741	201
ComfortDelgro Corp. Ltd.	63,538	73
DBS Group Holdings Ltd.	60,678	650
Fraser and Neave Ltd.	37,000	183
Genting Singapore plc (b)	175,000	247
Jardine Cycle & Carriage Ltd.	5,034	150
Keppel Corp. Ltd.	48,000	328

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Noble Group Ltd. (a)	88,090	$127
Olam International Ltd.	45,000	112
Oversea-Chinese Banking Corp. Ltd.	89,758	604
SembCorp Industries Ltd.	39,183	130
SembCorp Marine Ltd. (a)	35,000	105
Singapore Airlines Ltd.	29,010	360
Singapore Exchange Ltd. (a)	30,581	210
Singapore Press Holdings Ltd. (a)	53,083	172
Singapore Technologies Engineering Ltd.	46,000	117
Singapore Telecommunications Ltd.	286,115	683
United Overseas Bank Ltd.	41,448	577
Wilmar International Ltd. (a)	48,000	219
		5,749
Spain (0.8%)
Banco Santander SA	239,363	3,040
Repsol YPF SA	7,861	202
Telefonica SA	12,790	317
		3,559
Sweden (2.9%)
Alfa Laval AB (a)	11,720	205
Assa Abloy AB Series B	12,736	321
Atlas Copco AB, Class A	27,661	534
Atlas Copco AB, Class B	15,215	268
Electrolux AB	12,800	315
Getinge AB, Class B	14,547	340
Hennes & Mauritz AB, Class B	39,016	1,413
Holmen AB, Class B	2,976	92
Husqvarna AB, Class B (a)	12,800	95
Investor AB, Class B	36,394	739
Lundin Petroleum AB (b)	10,225	86
Nordea Bank AB	134,159	1,397
Oriflame Cosmetics SA (a)	6,989	449
Sandvik AB	41,444	635
Securitas AB, Class B	800	9
Skanska AB, Class B	12,657	232
SKF AB, Class B	12,838	295
SSAB AB, Class A	10,049	160
Svenska Cellulosa AB, Class B	32,967	501
Svenska Handelsbanken AB, Class A	29,657	972
Swedish Match AB	13,822	369
Tele2 AB, Class B	9,285	195
Telefonaktiebolaget LM Ericsson, Class B	183,200	2,011
TeliaSonera AB	94,172	763
Volvo AB, Class A (b)	18,600	260
Volvo AB, Class B (b)	44,702	657
		13,313

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Switzerland (8.1%)
ABB Ltd. (Registered) (b)	128,646	$2,711
Baloise-Holding AG	2,059	186
Cie Financiere Richemont SA	39,486	1,901
Credit Suisse Group AG (Registered)	45,497	1,945
GAM Holding Ltd. (b)	10,807	164
Geberit AG (Registered)	1,381	246
Givaudan SA (Registered)	320	327
Holcim Ltd. (Registered)	10,521	676
Julius Baer Group Ltd.	10,807	393
Logitech International SA (Registered) (a)(b)	9,587	167
Lonza Group AG (Registered)	1,429	122
Nestle SA (Registered)	181,613	9,675
Nobel Biocare Holding AG (Registered)	8,814	158
Novartis AG (Registered)	92,921	5,329
Pargesa Holding SA	400	29
Roche Holding AG (Genusschein)	27,946	3,817
Schindler Holding AG	2,211	237
Straumann Holding AG (Registered) (a)	577	129
Swatch Group AG (The) (Registered)	3,150	218
Swatch Group AG (The) Series B	3,030	1,140
Swiss Life Holding AG (Registered) (b)	911	104
Swiss Reinsurance Co., Ltd. (Registered)	17,444	765
Swisscom AG (Registered)	1,138	459
Syngenta AG (Registered)	12,263	3,047
Synthes, Inc.	4,449	514
UBS AG (Registered) (b)	131,858	2,238
Zurich Financial Services AG	5,104	1,196
		37,893
Turkey (1.3%)
Akbank TAS	123,387	755
Anadolu Efes Biracilik Ve Malt Sanayii AS	33,902	530
BIM Birlesik Magazalar AS	10,604	306
Enka Insaat ve Sanayi AS	56,789	247
Eregli Demir ve Celik Fabrikalari TAS (b)	74,366	265
Haci Omer Sabanci Holding AS	48,886	254
KOC Holding AS	37,105	177
Tupras Turkiye Petrol Rafine	14,701	396
Turk Telekomunikasyon AS	77,314	347
Turkcell Iletisim Hizmet AS	71,063	479
Turkiye Garanti Bankasi AS	144,854	841
Turkiye Halk Bankasi AS	27,259	253
Turkiye Is Bankasi Series C	131,043	557
Turkiye Vakiflar Bankasi Tao, Class D	60,091	183
Yapi ve Kredi Bankasi AS (b)	64,648	223
		5,813

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
United Kingdom (18.3%)
3i Group PLC	28,452	$128
Admiral Group PLC	6,443	169
Aggreko PLC	27,603	681
AMEC PLC	20,602	319
Anglo American PLC	39,467	1,566
AstraZeneca PLC	57,486	2,920
Aviva PLC	99,582	624
BAE Systems PLC	125,707	676
Balfour Beatty PLC	19,745	83
Barclays PLC	284,499	1,339
Berkeley Group Holdings PLC (b)	4,297	56
BG Group PLC	165,786	2,913
BHP Billiton PLC	16,462	524
BP PLC	566,900	3,810
British Airways PLC (a)(b)	38,342	146
British American Tobacco PLC	77,736	2,900
British Land Co. PLC REIT	38,285	280
British Sky Broadcasting Group PLC	99,848	1,106
BT Group PLC	475,069	1,045
Bunzl PLC	16,179	193
Burberry Group PLC	23,273	380
Capita Group PLC (The)	7,841	97
Capital & Counties Properties PLC (b)	22,973	47
Capital Shopping Centres Group REIT	19,888	115
Carnival PLC	8,458	332
Centrica PLC	158,610	806
Charter International PLC	30,849	336
Cobham PLC	44,337	161
Compass Group PLC	103,888	866
Diageo PLC	113,643	1,957
EnQuest PLC (b)	32,361	59
Experian PLC	30,886	336
Firstgroup PLC	26,161	149
G4S PLC	15,397	61
GlaxoSmithKline PLC	216,685	4,270
Hammerson PLC REIT	30,676	190
Home Retail Group PLC	29,904	97
HSBC Holdings PLC	801,782	8,124
ICAP PLC	7,177	49
Imperial Tobacco Group PLC	30,916	921
Intercontinental Hotels Group PLC	17,451	311
International Power PLC	21,759	133
Invensys PLC	23,599	111
Investec PLC	8,588	69
J Sainsbury PLC	54,871	337
Johnson Matthey PLC	8,992	249
Kingfisher PLC	42,716	157
Ladbrokes PLC	29,776	63
Land Securities Group PLC REIT	33,703	339
Legal & General Group PLC	256,939	418
Lloyds Banking Group PLC (b)	420,178	489
London Stock Exchange Group PLC	1,887	20
Man Group PLC	116,859	402

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Marks & Spencer Group PLC	57,887	$353
National Grid PLC	179,297	1,521
Next PLC	8,917	310
Old Mutual PLC	191,763	418
Pearson PLC	45,276	701
Petrofac Ltd.	12,834	277
Prudential PLC	86,112	861
Reckitt Benckiser Group PLC	27,948	1,537
Reed Elsevier PLC	61,867	523
Rexam PLC	28,204	136
Rio Tinto PLC	29,831	1,744
Rolls-Royce Group PLC (b)	68,545	650
Royal Bank of Scotland Group PLC (b)	725,304	538
Royal Dutch Shell PLC, Class A	184,302	5,547
Royal Dutch Shell PLC, Class B	134,988	3,938
RSA Insurance Group PLC	130,488	268
SABMiller PLC	43,048	1,376
Sage Group PLC (The)	75,435	327
Schroders PLC	4,342	98
Scottish & Southern Energy PLC	79,182	1,391
Segro PLC REIT	31,021	133
Serco Group PLC	6,258	60
Severn Trent PLC	26,238	540
Smith & Nephew PLC	127,242	1,160
Smiths Group PLC	15,089	289
Standard Chartered PLC	95,411	2,737
Standard Life PLC	73,267	266
Tesco PLC	308,257	2,053
TI Automotive Class A (b)(d)	1,505	—
Unilever PLC	45,870	1,326
United Utilities Group PLC	10,760	97
Vodafone Group PLC	2,947,213	7,273
Whitbread PLC	10,255	262
Wolseley PLC (b)	2,341	59
WPP PLC	173,599	1,921
Xstrata PLC	42,107	806
		85,425
United States (0.0%)
Lend Lease Group	10,624	78
Total Common Stocks (Cost $392,254)		423,682

	No. of Rights
Rights (0.0%)
France (0.0%)
Michelin, expires 10/13/2010 (a)(b)	6,205	17

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	No. of Rights
Germany (0.0%)
Deutsche Bank AG, expires 10/05/2010 (b)	22,594	$110
Total Rights (Cost $—)		127

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/2010 (b)	1,185	1

Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expires 06/01/2011 (b)	12,600	4

Italy (0.0%)
Mediobanca S.p.A., expires 03/18/2011 (b)	5,319	—@
Unione di Banche Italiane SCPA, expires 06/30/2011 (b)	468	—@
		—@
Total Warrants (Cost $—)		5

	Shares
Short-Term Investments (20.7%)
Securities held as Collateral on Loaned Securities (15.2%)
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	62,309,300	62,309

	Face Amount (000)
Repurchase Agreements (1.9%)
Bank of America Securities, LLC (0.32%, dated 9/30/10, due 10/01/10; proceeds $4,103; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $4,185)	4,102,830	4,103
Barclays Capital, Inc. (0.25%, dated 9/30/10, due 10/01/10; proceeds $4,667; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $4,760)	4,666,959	4,667
		8,770
Total Securities held as Collateral on Loaned Securities (Cost $71,079)		71,079

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	25,907,955	$25,908
Total Short-Term Investments (Cost $96,987)		96,987
Total Investments (111.4%) (Cost $489,241) Including $67,841 of Securities Loaned +		520,801
Liabilities in Excess of Other Assets (-11.4%)		(53,427)
Net Assets (100.0%)		$467,374

(a)

The value of loaned securities and related collateral outstanding at September 30, 2010 were approximately $67,841,000 and $71,079,000, respectively. The Portfolio received cash collateral of $71,079,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

For the nine months ended September 30, 2010, the cost of purchases and the proceeds from sales of Mitsubishi UFJ common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $1,239,000 and $1,071,000, respectively, including net realized losses of $284,000.

(d)

At September 30, 2010, the Portfolio held approximately $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $489,241,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $31,560,000 of which $71,374,000 related to appreciated securities and $39,814,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America NA	JPY	37,783	$453	10/21/10	USD	455	$456	$3
Credit Suisse London Branch (GFX)	USD	2,668	2,668	10/21/10	EUR	2,056	2,803	135
Deutsche Bank AG London	EUR	710	967	10/21/10	USD	921	921	(46)
Deutsche Bank AG London	JPY	46,683	559	10/21/10	USD	562	562	3
Goldman Sachs International	USD	1,751	1,751	10/21/10	EUR	1,350	1,839	88
Goldman Sachs International	USD	11,450	11,450	10/21/10	AUD	12,233	11,801	351
JPMorgan Chase Bank NA	JPY	25,329	303	10/21/10	USD	305	305	2
JPMorgan Chase Bank NA	USD	5,458	5,458	10/21/10	EUR	4,206	5,734	276
Mellon Bank NA	EUR	391	532	10/21/10	USD	507	506	(26)
Mellon Bank NA	HKD	84,201	10,853	10/21/10	USD	10,843	10,843	(10)
Mellon Bank NA	JPY	126,006	1,510	10/21/10	USD	1,507	1,507	(3)
Mellon Bank NA	USD	5,548	5,548	10/21/10	JPY	460,567	5,518	(30)
State Street Bank and Trust Company	USD	11,038	11,038	10/21/10	GBP	7,124	11,189	151
UBS AG	GBP	3,683	5,785	10/21/10	USD	5,706	5,707	(78)
UBS AG	HKD	7,025	906	10/21/10	USD	905	905	(1)
UBS AG	HKD	10,211	1,316	10/21/10	USD	1,316	1,316	—@
UBS AG	JPY	143,050	1,714	10/21/10	USD	1,723	1,723	9
UBS AG	USD	18,120	18,120	10/21/10	EUR	13,965	19,035	915
			$80,931				$82,670	$1,739

@		Value is less than $500.
AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	55	$11,698	Dec-10	$(38)
FTSE 100 Index (United Kingdom)	38	3,301	Dec-10	(9)
Hang Seng China ENT Index (Hong Kong)	131	10,446	Oct-10	38
Hang Seng Index (Hong Kong)	33	4,748	Oct-10	(6)
MSCI Sing IX ETS (Singapore)	60	3,320	Oct-10	20
SGX S&P CNX NIFTY (Singapore)	612	7,377	Oct-10	(36)
				$(31)

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,008	$—	$—		$2,008
Air Freight & Logistics	1,675	—	—		1,675
Airlines	859	—	—		859
Auto Components	2,751	—	—	†	2,751
Automobiles	15,196	—	—		15,196
Beverages	7,121	—	—		7,121
Biotechnology	263	—	—		263
Building Products	2,525	—	—		2,525
Capital Markets	8,014	—	—		8,014
Chemicals	18,923	—	—		18,923
Commercial Banks	54,991	—	—		54,991
Commercial Services & Supplies	1,891	—	—		1,891
Communications Equipment	4,171	—	—		4,171
Computers & Peripherals	2,193	—	—		2,193
Construction & Engineering	2,793	—	—		2,793
Construction Materials	1,819	—	—		1,819
Consumer Finance	229	—	—		229
Containers & Packaging	694	—	—		694
Distributors	679	—	—		679
Diversified Consumer Services	159	—	—		159
Diversified Financial Services	4,691	—	—	†	4,691
Diversified Telecommunication Services	13,256	—	—		13,256
Electric Utilities	8,812	—	—		8,812
Electrical Equipment	7,545	—	—		7,545
Electronic Equipment, Instruments & Components	6,044	—	—		6,044
Energy Equipment & Services	3,857	—	—		3,857
Food & Staples Retailing	9,411	—	—		9,411
Food Products	17,258	—	—		17,258
Gas Utilities	1,092	—	—		1,092
Health Care Equipment & Supplies	3,823	—	—		3,823
Health Care Providers & Services	670	—	—		670
Hotels, Restaurants & Leisure	3,313	—	—		3,313
Household Durables	4,391	—	—		4,391
Household Products	2,085	—	—		2,085
Independent Power Producers & Energy Traders	133	—	—		133
Industrial Conglomerates	8,768	—	—		8,768
Information Technology Services	1,107	—	—		1,107
Insurance	13,236	—	—		13,236
Internet & Catalog Retail	97	—	—		97
Internet Software & Services	408	—	—		408
Leisure Equipment & Products	671	—	—		671
Life Sciences Tools & Services	122	—	—		122
Machinery	11,736	—	—		11,736
Marine	982	—	—		982
Media	7,127	—	—		7,127
Metals & Mining	27,937	—	—		27,937
Multi-Utilities	4,881	—	—		4,881
Multiline Retail	1,623	—	—		1,623
Office Electronics	3,659	—	—		3,659
Oil, Gas & Consumable Fuels	37,228	—	—		37,228
Paper & Forest Products	1,862	—	—		1,862
Personal Products	2,019	—	—		2,019
Pharmaceuticals	27,720	—	—		27,720
Professional Services	433	—	—		433
Real Estate Investment Trusts (REITs)	3,995	—	—		3,995
Real Estate Management & Development	9,283	—	—		9,283
Road & Rail	4,181	—	—		4,181
Semiconductors & Semiconductor Equipment	2,763	—	—		2,763
Software	4,311	—	—		4,311
Specialty Retail	3,331	—	—		3,331
Textiles, Apparel & Luxury Goods	6,372	—	—		6,372
Tobacco	4,893	—	—		4,893
Trading Companies & Distributors	6,297	—	—		6,297
Transportation Infrastructure	261	—	—		261
Water Utilities	540	—	—		540
Wireless Telecommunication Services	10,504	—	—		10,504
Total Common Stocks	423,682	—	—	†	423,682
Rights	127	—	—		127
Warrants	5	—	—		5

Short-Term Investments
Investment Company	88,217	—	—		88,217
Repurchase Agreements	—	8,770	—		8,770
Total Short-Term Investments	88,217	8,770	—		96,987
Foreign Currency Exchange Contracts	—	1,933	—		1,933
Futures Contracts	58	—	—		58
Total Assets	512,089	10,703	—	†	522,792

Liabilities:
Foreign Currency Exchange Contracts	—	194	—		194
Futures Contracts	89	—	—		89
Total Liabilities	89	194	—		283
Total	$512,000	$10,509	$—	†	$522,509

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $415,621,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

†  Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (88.1%)
Argentina (0.2%)
Banco Macro SA ADR	105,550	$4,701

Brazil (10.7%)
Banco Bradesco SA (Preference)	334,807	6,712
Banco Bradesco SA ADR (a)	587,015	11,964
Banco do Brasil SA	590,000	11,204
Banco Nacional SA (Preference) (b)(c)	295,998,880	—
BM&F Bovespa SA	2,142,100	17,914
BRF - Brasil Foods SA	1,202,752	18,304
Cia de Bebidas das Americas (Preference) ADR (a)	147,700	18,282
Itau Unibanco Holding SA	252,062	6,029
Itau Unibanco Holding SA (Preference) ADR	1,300,774	31,453
MRV Engenharia e Participacoes SA	831,600	7,893
NET Servicos de Comunicacao SA (Preference) (d)	336,655	4,397
OGX Petroleo e Gas Participacoes SA (d)	691,600	9,013
PDG Realty SA Empreendimentos e Participacoes	1,142,100	13,601
Petroleo Brasileiro SA ADR	124,900	4,530
Petroleo Brasileiro SA ADR	221,324	7,264
Petroleo Brasileiro SA, (Preference) Class H	1,008,572	16,267
Tim Participacoes SA ADR	171,300	5,651
Ultrapar Participacoes SA (Preference)	90,500	5,445
Vale SA (Preference)	150,084	4,107
Vale SA (Preference) ADR (a)	997,575	27,683
Vale SA ADR (a)	69,900	2,186
Vivo Participacoes SA ADR	430,400	11,694
		241,593
China/Hong Kong (13.0%)
Agricultural Bank of China (a)(d)	28,090,000	14,554
Bank of China Ltd., Class H	22,922,900	12,025
Beijing Enterprises Holdings Ltd.	1,490,000	10,601
Belle International Holdings Ltd.	7,642,000	15,345
China Citic Bank Corp. Ltd., Class H	10,738,000	6,851
China Coal Energy Co., Class H	6,890,000	11,402
China Construction Bank Corp., Class H (a)	37,875,000	33,194
China High Speed Transmission Equipment Group Co., Ltd. (a)	2,866,000	6,220
China Life Insurance Co., Ltd., Class H	3,458,000	13,660
China Mobile Ltd.	1,818,500	18,621
China Oilfield Services Ltd., Class H	5,416,000	8,474
China Pacific Insurance Group Co., Ltd., Class H	2,649,600	9,955
China Petroleum & Chemical Corp., Class H	2,478,000	2,197
China Resources Power Holdings Co., Ltd.	5,927,900	12,744
China Telecom Corp. Ltd., Class H	20,432,000	11,218
China Unicom Hong Kong Ltd. (a)	8,082,000	11,833
Dongfeng Motor Group Co., Ltd., Class H	6,059,000	12,401
GOME Electrical Appliances Holdings Ltd. (d)	17,543,258	5,291
Hengan International Group Co., Ltd.	565,000	5,633
JA Solar Holdings Co., Ltd. ADR (d)	528,200	4,928
Netease.com ADR (d)	121,900	4,808
Ping An Insurance Group Co. of China Ltd., Class H	1,060,000	10,820
Sany Heavy Equipment International Holdings Co., Ltd.	4,135,000	7,301
Shanghai Industrial Holdings Ltd.	2,798,000	14,136
Sohu.com, Inc. (d)	93,800	5,405
Tencent Holdings Ltd.	183,500	4,011

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Tsingtao Brewery Co., Ltd., Class H	1,002,000	$5,773
Want Want China Holdings Ltd. (a)	7,945,000	7,373
Yanzhou Coal Mining Co. Ltd.	2,900,000	7,117
		293,891
Czech Republic (0.8%)
Komercni Banka AS	77,986	17,010

Egypt (2.0%)
Commercial International Bank Egypt SAE	2,261,634	17,043
Juhayna Food Industries (d)	5,817,381	5,825
Orascom Construction Industries	115,418	5,075
Orascom Construction Industries GDR	105,613	4,751
Telecom Egypt	3,995,185	12,267
		44,961
Hungary (1.1%)
MOL Hungarian Oil and Gas PLC (d)	88,858	9,338
Richter Gedeon Nyrt	65,167	15,115
		24,453
India (9.0%)
Asian Paints Ltd.	117,754	6,979
Dr. Reddy’s Laboratories Ltd.	359,138	11,523
Engineers India Ltd.	633,027	4,918
Glenmark Pharmaceuticals Ltd.	1,285,390	8,574
HDFC Bank Ltd.	436,055	24,157
Hindalco Industries Ltd.	1,800,520	7,896
IndusInd Bank Ltd.	1,809,598	10,708
Infosys Technologies Ltd.	431,645	29,303
Infrastructure Development Finance Co. Ltd.	2,606,039	11,759
ITC Ltd.	1,935,787	7,681
Jindal Steel & Power Ltd.	376,988	5,934
KSK Energy Ventures Ltd. (d)	1,291,277	4,997
Larsen & Toubro Ltd.	204,820	9,359
Nestle India Ltd.	75,124	5,654
Reliance Industries Ltd.	557,767	12,254
Rural Electrification Corp. Ltd.	1,010,383	7,915
State Bank of India	22,700	1,637
Sun TV Network Ltd.	524,379	6,057
Tata Motors Ltd.	712,818	17,419
Yes Bank Ltd.	871,141	6,788
		201,512
Indonesia (4.1%)
Astra International Tbk PT	3,271,000	20,780
Bank Central Asia Tbk PT	19,830,500	14,887
Bank Rakyat Indonesia	7,574,500	8,487
Golden Agri-Resources Ltd.	21,703,000	9,407
Indofood CBP Sukses Makmur Tbk PT (d)	3,124,500	1,889

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Indofood Sukses Makmur Tbk PT	19,488,000	$11,900
Indosat Tbk PT	13,648,500	8,411
Perusahaan Gas Negara PT	8,093,500	3,491
Telekomunikasi Indonesia Tbk PT	13,012,500	13,413
		92,665
Korea, Republic of (11.0%)
Amorepacific Corp.	6,224	6,255
Cheil Industries, Inc.	110,984	9,714
Cheil Worldwide, Inc.	683,076	8,117
GS Engineering & Construction Corp.	54,105	4,161
Hyundai Engineering & Construction Co., Ltd.	152,256	9,681
Hyundai Mobis	57,328	12,921
Hyundai Motor Co.	154,393	20,717
Hyundai Steel Co.	62,097	6,372
KB Financial Group, Inc.	288,457	12,396
KT Corp.	189,390	7,590
LG Chem Ltd.	66,998	19,596
LG Display Co., Ltd.	198,930	6,874
LG Display Co., Ltd. ADR (a)	38,500	671
NHN Corp. (d)	54,183	9,314
OCI Co., Ltd.	31,909	9,892
Samsung C&T Corp.	34,724	1,894
Samsung Electronics Co., Ltd.	69,300	47,223
Samsung Electronics Co., Ltd. (Preference)	13,914	6,797
Samsung Fire & Marine Insurance Co., Ltd.	57,075	9,761
Shinhan Financial Group Co., Ltd.	344,136	13,174
Shinsegae Co., Ltd.	15,833	8,345
SSCP Co., Ltd. (d)	325,463	2,118
Woongjin Coway Co., Ltd.	357,232	13,910
		247,493
Lebanon (0.7%)
Banque Audi sal- Audi Saradar Group GDR	984,542	8,753
BLOM Bank SAL GDR	70,528	6,700
		15,453
Malaysia (1.2%)
Axiata Group Bhd (d)	13,725,600	19,475
Sime Darby Bhd	2,989,400	8,231
		27,706
Mexico (4.7%)
America Movil SAB de CV, Class L ADR	930,144	49,605
Desarrolladora Homex SAB de CV ADR (a)(d)	39,859	1,290
Empresas ICA SAB de CV (d)	1,792,600	4,353
Fomento Economico Mexicano SAB de CV ADR	434,500	22,042
Genomma Lab Internacional SA de CV, Class B (d)	2,430,900	4,668
Grupo Financiero Banorte SAB de CV Series O	2,664,900	10,108
Wal-Mart de Mexico SAB de CV Series V	5,775,100	14,528
		106,594

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Peru (1.4%)
Cia de Minas Buenaventura SA ADR	209,690	$9,474
Credicorp Ltd.	122,015	13,898
Southern Copper Corp.	238,332	8,370
		31,742
Philippines (2.0%)
Ayala Corp.	880,610	8,199
Metro Pacific Investments Corp.	98,405,000	8,431
Metropolitan Bank & Trust	5,921,150	9,438
Philippine Long Distance Telephone Co.	142,420	8,490
SM Investments Corp.	717,920	9,325
		43,883
Poland (3.5%)
Central European Distribution Corp. (d)	344,504	7,689
Jeronimo Martins SGPS SA	806,335	10,783
Polski Koncern Naftowy Orlen SA (d)	913,883	12,576
Powszechna Kasa Oszczednosci Bank Polski SA (d)	1,277,464	19,354
Powszechny Zaklad Ubezpieczen SA	83,141	11,727
Telekomunikacja Polska SA	2,745,035	16,979
		79,108
Russia (3.3%)
Alliance Cellulose Ltd. (b)(c)	592,359	—
Lukoil OAO ADR	482,999	27,386
Protek (d)	1,985,776	4,004
Rosneft Oil Co. GDR	1,833,240	12,228
RusHydro	10,798,078	553
RusHydro ADR	38,772,366	1,986
Sberbank of Russian Federation	3,908,755	10,992
Wimm-Bill-Dann Foods OJSC ADR	424,216	9,596
X5 Retail Group N.V. GDR (d)	206,216	8,248
		74,993
South Africa (6.1%)
AVI Ltd.	2,872,300	11,213
Clicks Group Ltd.	2,528,100	16,031
Impala Platinum Holdings Ltd.	809,100	20,894
Imperial Holdings Ltd.	562,400	9,154
MTN Group Ltd.	1,770,792	32,010
Naspers Ltd., Class N	501,796	24,535
Pick n Pay Stores Ltd.	1,233,148	7,646
SABMiller PLC	512,857	16,684
		138,167

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Taiwan (6.4%)
Acer, Inc.	2,522,478	$6,411
Asustek Computer, Inc.	654,800	4,695
AU Optronics Corp.	7,443,130	7,719
Cathay Financial Holding Co., Ltd.	7,128,575	10,895
Chimei Innolux Corp. (d)	1,804,000	2,454
China Steel Corp.	9,417,435	9,737
Formosa Plastics Corp.	3,855,000	9,464
Fubon Financial Holding Co., Ltd.	7,750,933	9,539
Hon Hai Precision Industry Co., Ltd.	6,802,101	25,583
HTC Corp.	521,623	11,838
Lite-On Technology Corp.	3,926,422	4,952
Taiwan Fertilizer Co., Ltd.	1,916,000	5,986
Taiwan Semiconductor Manufacturing Co., Ltd.	9,180,205	18,218
Uni-President Enterprises Corp.	8,405,500	10,910
Yuanta Financial Holding Co., Ltd.	9,848,000	5,989
		144,390
Thailand (2.6%)
Kasikornbank PCL (Foreign)	1,145,200	4,679
Kasikornbank PCL NVDR	3,197,200	12,325
Siam Cement PCL NVDR	1,370,200	15,034
Siam Commercial Bank PCL (Foreign)	4,528,400	15,443
Total Access Communication PCL NVDR (a)	7,227,800	9,942
		57,423
Turkey (3.6%)
Akbank TAS	1,362,546	8,336
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,151,017	17,983
Coca-Cola Icecek AS	595,844	7,291
TAV Havalimanlari Holding AS (d)	2,732,613	14,640
Tupras Turkiye Petrol Rafine	310,276	8,365
Turk Telekomunikasyon AS	2,520,174	11,324
Turkiye Garanti Bankasi AS	2,412,182	14,008
		81,947
United States (0.7%)
Mead Johnson Nutrition Co.	285,170	16,229
Total Common Stocks (Cost $1,528,969)		1,985,914

Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (d)(e) (cost 2,779)	14,099,132	21,581

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investments (4.9%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	49,841,790	$49,842

	Face Amount (000)
Repurchase Agreements (0.3%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $3,282; fully collateralized by U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $3,348)	$3,282	3,282
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $3,733; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $3,809)	3,733	3,733
		7,015
Total Securities held as Collateral on Loaned Securities (Cost $56,857)		56,857

	Shares
Investment Companies (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost 55,206)	55,206,165	55,206
Total Short-Term Investments (Cost $112,063)		112,063
Total Investments (94.0%) (Cost $1,643,811) Including $55,845 of Securities Loaned +		2,119,558
Other Assets in Excess of Liabilities (6.0%)		134,656
Net Assets (100.0%)		$2,254,214

(a)

The value of loaned securities and related collateral outstanding at September 30, 2010, was approximately $55,845,000 and $56,857,000 respectively. The Fund received cash collateral of $56,857,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)

At September 30, 2010, the Portfolio held securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Director’s.

(c)	Security has been deemed illiquid at September 30, 2010.
(d)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(e)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,643,811,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $475,747,000 of which $521,844,000 related to appreciated securities and $46,097,000 related to depreciated securities.

@	Value is less than $500.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	SGD	1,287	$979	10/1/10	USD	976	$976	$(3)
Goldman Sachs International	HUF	245,931	1,214	10/1/10	USD	1,204	1,204	(10)
Goldman Sachs International	USD	2,545	2,545	10/1/10	MXN	31,818	2,524	(21)
HSBC BankUSA	USD	311	311	10/1/10	PLN	909	313	2
Income Repatriation Hong Kong IBS (HN1)	THB	1,439	47	10/1/10	USD	47	47	— @
State Street Bank and Trust Co.	USD	27	27	10/1/10	BRL	46	27	— @
State Street Bank and Trust Co.	USD	1,314	1,314	10/1/10	BRL	2,235	1,321	7
State Street Hong Kong	IDR	11,618,366	1,302	10/1/10	USD	1,298	1,298	(4)
State Street Hong Kong	IDR	13,462,853	1,508	10/1/10	USD	1,504	1,504	(4)
State Street Hong Kong	IDR	14,420,224	1,616	10/1/10	USD	1,611	1,611	(5)
State Street Hong Kong	IDR	12,803,416	1,435	10/1/10	USD	1,431	1,431	(4)
State Street Hong Kong	IDR	7,880,287	883	10/1/10	USD	880	880	(3)
State Street Hong Kong	IDR	20,666,898	2,316	10/1/10	USD	2,309	2,309	(7)
Subcustodian	USD	1,318	1,318	10/1/10	KRW	1,502,012	1,318	— @
Subcustodian	USD	838	838	10/1/10	KRW	955,466	838	— @
Credit Suisse London Branch (GFX)	HKD	227,272	29,292	10/4/10	USD	29,289	29,289	(3)
Goldman Sachs International	CZK	28,527	1,581	10/4/10	USD	1,580	1,580	(1)
Goldman Sachs International	EUR	804	1,095	10/4/10	USD	1,095	1,095	— @
Goldman Sachs International	HUF	417,576	2,061	10/4/10	USD	2,053	2,053	(8)
Royal Bank of Scotland PLC	PLN	19,592	6,740	10/4/10	USD	6,717	6,717	(23)

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Royal Bank of Scotland PLC	TRY	12,674	8,762	10/4/10	USD	8,739	8,739	(23)
Royal Bank of Scotland PLC	ZAR	104,027	14,924	10/4/10	USD	14,872	14,872	(52)
State Street Bank and Trust Co.	BRL	2,200	1,300	10/4/10	USD	1,298	1,298	(2)
State Street Bank and Trust Co.	BRL	1,385	819	10/4/10	USD	817	817	(2)
State Street Bank and Trust Co.	BRL	1,535	907	10/4/10	USD	905	905	(2)
State Street Bank and Trust Co.	BRL	3,056	1,806	10/4/10	USD	1,802	1,802	(4)
State Street Bank and Trust Co.	BRL	2,075	1,226	10/4/10	USD	1,224	1,224	(2)
State Street Bank and Trust Co.	BRL	2,618	1,547	10/4/10	USD	1,544	1,544	(3)
State Street Bank and Trust Co.	BRL	5,184	3,064	10/4/10	USD	3,057	3,057	(7)
State Street Hong Kong	MYR	2,274	737	10/4/10	USD	736	736	(1)
State Street Hong Kong	MYR	5,961	1,931	10/4/10	USD	1,929	1,929	(2)
State Street Hong Kong	PHP	42,731	974	10/4/10	USD	972	972	(2)
State Street Hong Kong	PHP	41,575	947	10/4/10	USD	946	946	(1)
State Street Hong Kong	PHP	46,781	1,066	10/4/10	USD	1,064	1,064	(2)
State Street Hong Kong	PHP	29,894	681	10/4/10	USD	680	680	(1)
State Street Hong Kong	PHP	45,883	1,046	10/4/10	USD	1,044	1,044	(2)
State Street Hong Kong	THB	31,055	1,023	10/4/10	USD	1,021	1,021	(2)
State Street Hong Kong	THB	45,825	1,510	10/4/10	USD	1,506	1,506	(4)
State Street Hong Kong	THB	41,460	1,366	10/4/10	USD	1,363	1,363	(3)
State Street Hong Kong	THB	61,470	2,025	10/4/10	USD	2,021	2,021	(4)
UBS AG	MXN	23,602	1,873	10/4/10	USD	1,875	1,875	2
State Street Hong Kong	PHP	11,980	273	10/5/10	USD	273	273	— @

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

State Street Hong Kong	USD	201	201	10/6/10	IDR	1,795,429	202	1
State Street Hong Kong	USD	1,672	1,672	10/6/10	IDR	14,962,817	1,677	5
State Street Hong Kong	USD	30	30	10/6/10	IDR	266,999	30	— @
			$110,132				$109,932	$(200)

@		Value is less than $500.
BRL	—	Brazilian Real
CZK	—	Czech Koruna
EUR	—	Euro
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Auto Components	$12,921	$—	$—		$12,921
Automobiles	53,898	—	—		53,898
Beverages	95,744	—	—		95,744
Capital Markets	5,989	—	—		5,989
Chemicals	63,749	—	—		63,749
Commercial Banks	388,013	10,992	—	†	399,005
Communications Equipment	11,838	—	—		11,838
Computers & Peripherals	16,058	—	—		16,058
Construction & Engineering	42,299	—	—		42,299
Construction Materials	15,034	—	—		15,034
Distributors	9,154	—	—		9,154
Diversified Financial Services	55,842	7,915	—		63,757
Diversified Telecommunication Services	84,626	—	—		84,626
Electric Utilities	4,998	2,539	—		7,537
Electrical Equipment	6,220	—	—		6,220
Electronic Equipment, Instruments & Components	43,301	—	—		43,301
Energy Equipment & Services	8,474	—	—		8,474
Food & Staples Retailing	55,376	—	—		55,376
Food Products	100,585	1,889	—		102,474
Gas Utilities	3,491	—	—		3,491
Health Care Providers & Services	—	4,004	—		4,004
Household Durables	36,695	—	—		36,695
Independent Power Producers & Energy Traders	12,744	—	—		12,744
Industrial Conglomerates	42,293	—	—		42,293
Information Technology Services	29,303	—	—		29,303
Insurance	66,818	—	—		66,818
Internet Software & Services	23,537	—	—		23,537
Machinery	24,721	—	—		24,721
Media	43,106	—	—		43,106
Metals & Mining	102,651	—	—		102,651
Multiline Retail	16,031	—	—		16,031
Oil, Gas & Consumable Fuels	145,382	—	—		145,382
Paper & Forest Products	—	—	—	†	—
Personal Products	11,888	—	—		11,888
Pharmaceuticals	39,880	—	—		39,880
Semiconductors & Semiconductor Equipment	77,166	—	—		77,166
Specialty Retail	20,636	—	—		20,636
Tobacco	7,681	—	—		7,681
Trading Companies & Distributors	1,894	—	—		1,894
Transportation Infrastructure	14,640	—	—		14,640
Wireless Telecommunication Services	163,899	—	—		163,899
Total Common Stocks	1,958,575	27,339	—	†	1,985,914
Investment Company	21,581	—	—		21,581
Short-Term Investments
Investment Company	105,048	—	—		105048
Repurchase Agreements	—	7,015	—		7,015
Total Short-Term Investments	105,048	7,015	—		112,063
Foreign Currency Exchange Contracts:	—	17	—		17
Total Assets	2,085,204	34,371	—	†	2,119,575

Liabilities:
Foreign Currency Exchange Contracts:	—	217	—		217
Total	$2,085,204	$34,154	$—	†	$2,119,358

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $1,254,167,000 transferred from Level 2 to Level 1.  At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

†	Includes securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Finland (2.8%)
Kone Oyj, Class B	50,332	$2,600

France (2.6%)
Danone	40,573	2,427

Japan (2.7%)
Kao Corp.	103,900	2,532

Netherlands (2.5%)
Reed Elsevier N.V.	186,557	2,352

Sweden (4.3%)
Swedish Match AB	151,136	4,032

Switzerland (10.0%)
Nestle SA (Registered)	122,648	6,534
Novartis AG (Registered)	48,494	2,781
		9,315
United Kingdom (30.3%)
Admiral Group PLC	67,322	1,762
British American Tobacco PLC	196,691	7,337
Diageo PLC	127,853	2,201
Experian PLC	42,850	466
Imperial Tobacco Group PLC	171,188	5,101
Reckitt Benckiser Group PLC	119,697	6,583
Unilever PLC	165,404	4,784
		28,234
United States (41.8%)
Accenture plc, Class A	77,784	3,305
Brown-Forman Corp., Class B	26,153	1,612
Dr. Pepper Snapple Group, Inc.	148,335	5,269
Kellogg Co.	91,996	4,647
Mead Johnson Nutrition Co.	32,982	1,877
Microsoft Corp.	159,159	3,898
Moody’s Corp.	146,876	3,669
Philip Morris International, Inc.	68,892	3,859
Procter & Gamble Co. (The)	71,610	4,295
Scotts Miracle-Gro Co. (The), Class A	35,475	1,835
Visa, Inc., Class A	50,071	3,718
Weight Watchers International, Inc.	34,051	1,062
		39,046
Total Common Stocks (Cost $77,039)		90,538

Short-Term Investment (13.2%)
Investment Company (13.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $12,330)	12,330,307	12,330
Total Investments (110.2%) (Cost $89,369) +		102,868
Liabilities in Excess of Other Assets (-10.2%)		(9,524)
Net Assets (100.0%)		$93,344

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $89,369,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,499,000 of which $13,732,000 related to appreciated securities and $233,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland PLC	USD	911	$911	10/1/10	GBP	576	$905	$(6)
Westpac Bank Corp.	USD	283	283	10/1/10	EUR	208	284	1
Westpac Banking Corp.	USD	558	558	10/1/10	CHF	545	555	(3)
State Street Bank London	USD	168	168	10/4/10	JPY	13,972	167	(1)
			$1,920				$1,911	$(9)

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$9,082	$—	$—	$9,082
Chemicals	1,835	—	—	1,835
Diversified Consumer Services	1,062	—	—	1,062
Diversified Financial Services	3,669	—	—	3,669
Food Products	20,268	—	—	20,268
Household Products	10,878	—	—	10,878
Information Technology Services	7,023	—	—	7,023
Insurance	1,762	—	—	1,762
Machinery	2,601	—	—	2,601
Media	2,352	—	—	2,352
Personal Products	2,532	—	—	2,532
Pharmaceuticals	2,781	—	—	2,781
Professional Services	466	—	—	466
Software	3,898	—	—	3,898
Tobacco	20,329	—	—	20,329
Total Common Stocks	90,538	—	—	90,538
Short-Term Investment - Investment Company	12,330	—	—	12,330
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	102,868	1	—	102,869
Liabilities:
Foreign Currency Exchange Contracts	—	10	—	10
Total Liabilities	—	10	—	10
Total	$102,868	$(9)	$—	$102,859

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $49,264,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Australia (2.5%)
Lynas Corp. Ltd. (a)	97,914	$129
Prime Infrastructure Group	36,846	156
		285
Brazil (9.6%)
BM&F Bovespa SA	28,444	238
Brookfield Incorporacoes SA	105,597	567
CETIP SA - Balcao Organizado de Ativos e Derivativos	31,521	311
		1,116
Canada (3.3%)
Brookfield Asset Management, Inc., Class A	13,736	390

Cayman Islands (2.0%)
Greenlight Capital Re Ltd., Class A (a)	9,383	235

China (21.7%)
Baidu, Inc. ADR (a)	7,213	740
China Merchants Holdings International Co., Ltd.	123,885	450
Home Inns & Hotels Management, Inc. ADR (a)	4,034	200
Mindray Medical International Ltd. ADR	6,215	184
New Oriental Education & Technology Group, Inc. ADR (a)	5,704	557
Tencent Holdings Ltd.	9,900	216
Wynn Macau Ltd. (a)	106,000	183
		2,530
Denmark (4.6%)
DSV A/S	26,403	539

Germany (1.9%)
BASF SE	3,447	217

Hong Kong (2.8%)
Minth Group Ltd.	165,800	331

India (1.5%)
Mundra Port and Special Economic Zone Ltd.	47,660	178

Israel (1.5%)
Teva Pharmaceutical Industries Ltd. ADR	3,396	179

Japan (6.7%)
Universal Entertainment Corp. (a)	35,900	782

Mexico (0.9%)
Cemex SAB de CV ADR (a)	12,510	106

Switzerland (4.5%)
Kuehne + Nagel International AG (Registered)	1,628	196
Panalpina Welttransport Holding AG (Registered) (a)	1,731	190
Roche Holding AG	981	140
		526

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
United Kingdom (5.1%)
British American Tobacco PLC ADR	4,164	$311
Diageo PLC ADR	4,095	283
		594
United States (26.8%)
Amazon.com, Inc. (a)	3,083	484
Apple, Inc. (a)	1,700	482
Cisco Systems, Inc. (a)	4,530	99
Corning, Inc.	11,349	208
Google, Inc., Class A (a)	886	466
MakeMyTrip Ltd. (a)	3,743	145
Mastercard, Inc., Class A	1,775	398
Monsanto Co.	4,700	225
Omnicom Group, Inc.	5,670	224
Philip Morris International, Inc.	3,453	194
Ultra Petroleum Corp. (a)	4,655	195
		3,120
Total Common Stocks (Cost $8,633)		11,128

Convertible Preferred Stocks (1.2%)
China (0.5%)
Youku.com Inc. (a)(b)(c)	113,661	57

United States (0.7%)
Better Place LLC (a)(b)(c)	26,109	78
Total Convertible Preferred Stocks (Cost $135)		135

Participation Note (2.8%)
China (2.8%)
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13 (Cost $301)	12,800	323

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $96)	96,233	96
Total Investments (100.2%) (Cost $9,165) +		11,682
Liabilities in Excess of Other Assets (-0.2%)		(21)
Net Assets (100.0%)		$11,661

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Portfolio held approximately $135,000 of fair valued securities, representing 1.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $9,165,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,517,000 of which $2,805,000 related to appreciated securities and $288,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Air Freight & Logistics	$190	$—	$—	$190
Auto Components	331	—	—	331
Beverages	283	—	—	283
Capital Markets	311	—	—	311
Chemicals	443	—	—	443
Communications Equipment	99	—	—	99
Computers & Peripherals	482	—	—	482
Construction Materials	106	—	—	106
Diversified Consumer Services	557	—	—	557
Diversified Financial Services	238	—	—	238
Electric Utilities	156	—	—	156
Electronic Equipment, Instruments & Components	207	—	—	207
Health Care Equipment & Supplies	184	—	—	184
Hotels, Restaurants & Leisure	383	—	—	383
Household Durables	567	—	—	567
Information Technology Services	398	—	—	398
Insurance	235	—	—	235
Internet & Catalog Retail	484	—	—	484
Internet Software & Services	1,567	—	—	1,567
Leisure Equipment & Products	782	—	—	782
Marine	195	—	—	195
Media	224	—	—	224
Metals & Mining	129	—	—	129
Oil, Gas & Consumable Fuels	195	—	—	195
Pharmaceuticals	320	—	—	320
Real Estate Management & Development	390	—	—	390
Road & Rail	539	—	—	539
Tobacco	505	—	—	505
Transportation Infrastructure	628	—	—	628
Total Common Stocks	11,128	—	—	11,128
Convertible Preferred Stocks
Alternative Energy	—	—	78	78
Internet Software & Services	—	—	57	57
Total Convertible Preferred Stocks	—	—	135	135
Participation Note	—	323	—	323
Short-Term Investment
Investment Company	96	—	—	96
Total	$11,224	$323	$135	$11,682

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 3/31/10	$78
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	57
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$135
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Australia (7.7%)
CFS Retail Property Trust REIT	3,253,627	$5,959
Commonwealth Property Office Fund REIT	2,583,960	2,298
Dexus Property Group REIT	1,017,444	841
GPT Group REIT	2,375,186	6,749
Mirvac Group REIT	2,292,130	2,947
Stockland REIT	3,287,228	12,201
Westfield Group REIT	3,429,071	40,634
		71,629
Austria (0.1%)
Atrium European Real Estate Ltd.	63,329	352
Conwert Immobilien Invest SE	34,167	492
		844
Belgium (0.1%)
Befimmo SCA Sicafi REIT	15,950	1,348

Brazil (0.5%)
BR Malls Participacoes SA	338,080	2,825
BR Properties SA	211,200	2,035
		4,860
Canada (1.6%)
Boardwalk REIT	82,880	3,786
Extendicare REIT	192,050	1,913
RioCan REIT	407,435	9,076
		14,775
China (4.1%)
Agile Property Holdings Ltd.	660,000	748
China Overseas Land & Investment Ltd.	8,034,240	17,003
China Resources Land Ltd.	5,527,000	11,241
Evergrande Real Estate Group Ltd.	3,329,000	1,124
Guangzhou R&F Properties Co., Ltd., Class H	4,193,900	5,892
Poly Hong Kong Investments Ltd.	1,138,000	1,220
Shimao Property Holdings Ltd.	646,500	1,075
		38,303
Finland (0.2%)
Citycon Oyj	309,041	1,319
Sponda Oyj	177,598	862
		2,181
France (4.9%)
Fonciere Des Regions REIT	21,285	2,268
Gecina SA REIT	10,927	1,296
ICADE REIT	55,302	5,810
Klepierre REIT	152,789	5,892
Mercialys SA REIT	58,269	2,272
Societe de la Tour Eiffel REIT	6,784	538

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	11,438	$1,477
Unibail-Rodamco SE REIT	117,532	26,061
		45,614
Germany (0.5%)
Alstria Office AG REIT	167,058	2,321
Deutsche Euroshop AG	62,882	2,228
		4,549
Hong Kong (16.7%)
Hang Lung Properties Ltd.	2,825,000	13,799
Henderson Land Development Co., Ltd.	1,637,496	11,661
Hongkong Land Holdings Ltd.	4,538,000	28,181
Hysan Development Co., Ltd.	1,969,544	7,057
Kerry Properties Ltd.	2,602,220	14,153
Sino Land Co., Ltd.	538,000	1,114
Sun Hung Kai Properties Ltd.	3,710,712	64,086
Wharf Holdings Ltd.	2,505,000	16,111
		156,162
Italy (0.3%)
Beni Stabili S.p.A.	3,383,328	3,178

Japan (11.2%)
Japan Real Estate Investment Corp. REIT	563	5,119
Mitsubishi Estate Co., Ltd.	2,146,000	34,910
Mitsui Fudosan Co., Ltd.	1,721,000	29,027
Nippon Building Fund, Inc. REIT	699	6,121
NTT Urban Development Corp.	4,719	3,968
Sumitomo Realty & Development Co., Ltd.	1,197,000	24,734
Tokyo Tatemono Co., Ltd.	110,000	422
		104,301
Malta (0.0%)
BGP Holdings PLC (a)(b)	12,867,024	—

Netherlands (1.4%)
Corio N.V. REIT	90,422	6,182
Eurocommercial Properties N.V. CVA REIT	81,898	3,796
ProLogis European Properties (b)	205,382	1,239
Vastned Retail N.V. REIT	4,621	314
Wereldhave N.V. REIT	12,477	1,211
		12,742
Singapore (3.3%)
Allgreen Properties Ltd.	321,300	288
CapitaCommercial Trust REIT	1,592,000	1,792
CapitaLand Ltd.	4,350,000	13,429
CapitaMall Trust REIT	1,578,000	2,580

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
CapitaMalls Asia Ltd.	240,000	$394
City Developments Ltd.	525,000	5,094
Keppel Land Ltd.	1,841,705	5,672
Suntec REIT	1,712,000	1,966
United Industrial Corp. Ltd.	67,000	119
		31,334
Sweden (0.6%)
Atrium Ljungberg AB, Class B	74,884	844
Castellum AB	56,117	746
Hufvudstaden AB, Class A	347,507	3,746
		5,336
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (b)	94,972	7,022
Swiss Prime Site AG (Registered) (b)	21,971	1,559
		8,581
United Kingdom (7.2%)
Big Yellow Group PLC REIT	620,825	3,183
British Land Co. PLC REIT	1,173,157	8,570
Capital & Counties Properties PLC (b)	544,156	1,121
Capital & Regional PLC (b)	2,440,359	1,323
Capital Shopping Centres Group REIT	489,384	2,827
Derwent London PLC REIT	132,226	3,124
Development Securities PLC	298,779	1,081
Grainger PLC	1,709,052	2,948
Great Portland Estates PLC REIT	272,959	1,463
Hammerson PLC REIT	1,340,548	8,303
Land Securities Group PLC REIT	999,309	10,055
LXB Retail Properties PLC (b)	1,173,293	1,838
Metric Property Investments PLC REIT (b)	769,278	1,281
Minerva PLC (b)	894,508	1,321
Quintain Estates & Development PLC (b)	2,637,523	1,792
Safestore Holdings PLC	1,710,573	3,325
Segro PLC REIT	1,487,123	6,378
Shaftesbury PLC REIT	157,628	1,072
ST Modwen Properties PLC	863,875	2,303
Unite Group PLC (b)	1,132,396	3,913
		67,221
United States (35.0%)
Acadia Realty Trust REIT	212,410	4,036
AMB Property Corp. REIT	319,671	8,462
American Campus Communities, Inc. REIT	21,320	649
Apartment Investment & Management Co., Class A REIT	85,740	1,833
Assisted Living Concepts, Inc., Class A (b)	90,729	2,762
AvalonBay Communities, Inc. REIT	116,820	12,141
BioMed Realty Trust, Inc. REIT	52,070	933
Boston Properties, Inc. REIT	192,915	16,035

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
BRE Properties, Inc. REIT	9,670	$401
Brookfield Properties Corp.	859,272	13,336
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	2,208	1,104
Camden Property Trust REIT	182,533	8,756
Capital Senior Living Corp. (b)	68,580	365
Colony Financial, Inc. REIT	42,400	784
CommonWealth REIT	66,930	1,713
Coresite Realty Corp. (b)	41,160	675
Cousins Properties, Inc. REIT	620,489	4,430
CreXus Investment Corp. REIT	58,750	707
DCT Industrial Trust, Inc. REIT	465,290	2,229
Digital Realty Trust, Inc. REIT	42,720	2,636
Douglas Emmett, Inc. REIT	55,580	973
Duke Realty Corp. REIT	151,200	1,752
Equity Lifestyle Properties, Inc. REIT	116,291	6,335
Equity Residential REIT	647,593	30,806
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	1,500,000	1,175
Federal Realty Investment Trust REIT	61,164	4,995
Forest City Enterprises, Inc., Class A (b)	845,045	10,842
HCP, Inc. REIT	280,376	10,088
Healthcare Realty Trust, Inc. REIT	253,557	5,931
Host Hotels & Resorts, Inc. REIT	1,280,979	18,549
Hudson Pacific Properties, Inc. REIT	85,080	1,393
Keystone Industrial Fund II, LP (a)(b)(c)(d)	518,750	519
Kilroy Realty Corp. REIT	34,730	1,151
Kite Realty Group Trust REIT	66,370	295
Lexington Realty Trust REIT	21,370	153
Liberty Property Trust REIT	103,909	3,315
LTC Properties, Inc. REIT	21,230	542
Macerich Co. (The) REIT	78,990	3,393
Mack-Cali Realty Corp. REIT	264,828	8,662
Morgans Hotel Group Co. (b)	34,350	251
Nationwide Health Properties, Inc. REIT	25,300	978
Parkway Properties Inc. REIT	25,198	373
Post Properties, Inc. REIT	93,351	2,606
PS Business Parks, Inc. REIT	40,123	2,270
Public Storage REIT	165,955	16,104
Regency Centers Corp. REIT	427,991	16,893
Retail Opportunity Investments Corp.	247,913	2,372
Senior Housing Properties Trust REIT	288,952	6,790
Simon Property Group, Inc. REIT	400,354	37,129
Sovran Self Storage, Inc. REIT	16,189	614
Starwood Hotels & Resorts Worldwide, Inc.	319,865	16,809
Starwood Property Trust, Inc. REIT	131,030	2,604
Taubman Centers, Inc. REIT	33,275	1,484
Ventas, Inc. REIT	79,680	4,109
Vornado Realty Trust REIT	234,211	20,032
Winthrop Realty Trust REIT	88,260	1,091
		327,365
Total Common Stocks (Cost $847,297)		900,323

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	No. of Warrants	Value (000)
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (b) (Cost $ —)	17,158	$23

	Shares
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $27,554)	27,553,810	27,554
Total Investments (99.2%) (Cost $874,851) +		927,900
Other Assets in Excess of Liabilities (0.8%)		7,398
Net Assets (100.0%)		$935,298

(a)                                  At September 30, 2010, the Portfolio held approximately $2,798,000 of fair valued securities, representing 0.3% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)                                 Non-income producing security.

(c)                                  Security has been deemed illiquid at September 30, 2010.

(d)                                 Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/10 and has a current cost basis of $1,104,000. Exeter Industrial Value Fund, LP was acquired between 11/07 — 7/10 and has a current cost basis of $1,500,000. Keystone Industrial Fund II, LP was acquired between 1/09 — 8/10 and has a current cost basis of $518,750. At September 30, 2010, these securities had an aggregate market value of $2,798,000 representing 0.30% of net assets.

(e)                                  The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+                                         At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $874,851,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $53,049,000 of which $106,013,000 related to appreciated securities and $52,964,000 related to depreciated securities.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	3	$3	10/1/10	SGD	5	$3	—@
Royal Bank of Scotland PLC	EUR	175	238	10/1/10	GBP	151	238	—@
Westpac Banking Corp.	EUR	61	82	10/1/10	CHF	81	82	—@
Credit Suisse London Branch (GFX)	HKD	3,233	417	10/4/10	USD	417	417	—@
Westpac Banking Corp.	EUR	117	159	10/4/10	GBP	101	159	—@
Westpac Banking Corp.	SEK	1,190	177	10/4/10	EUR	130	177	—@
		$1,076					$1,076	$ —@

@                                    —  Value is less than $500

CHF                        —  Swiss Franc

EUR                        —  Euro

GBP                         —  British Pound

HKD                     —  Hong Kong Dollar

SEK                         —  Swedish Krona

SGD                        —  Singapore Dollar

USD                       —  United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$377,030	$—	$—		$377,030
Health Care	33,479	—	—		33,479
Industrial	19,825	—	2,798		22,623
Industrial/Office	7,689	—	—		7,689
Lodging/Resorts	35,609	—	—		35,609
Office	117,826	—	—		117,826
Residential	100,073	—	—		100,073
Retail	171,449	—	—		171,449
Self Storage	23,226	—	—		23,226
Specialty	11,319	—	—	†	11,319
Total Common Stocks	897,525	—	2,798		900,323
Warrants	23	—	—		23
Short-Term Investments
Investment Company	27,554	—	—		27,554
Foreign Currency Exchange Contracts	—	—@	—
Total	$925,102	$ —@	$2,798		$927,900

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $505,861,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Balance as of 12/31/09	$1,591	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	65
Net purchases (sales)	1,142
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$2,798	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$65

†              Includes a security wich is valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Australia (2.9%)
AMP Ltd.	9,152,603	$45,205
Orica Ltd.	292,747	7,275
OZ Minerals Ltd. (a)	5,879,037	8,268
Santos Ltd. (a)	4,718,967	58,428
		119,176
Canada (0.9%)
Cenovus Energy, Inc. (a)	762,182	21,919
EnCana Corp. (a)	478,406	14,456
		36,375
France (6.6%)
ArcelorMittal (a)	799,585	26,335
France Telecom SA	1,524,312	32,936
Legrand SA	1,830,197	61,901
Societe Generale	946,759	54,531
Total SA	405,250	20,886
Vallourec SA	755,191	75,021
		271,610
Germany (4.4%)
Bayer AG	1,749,716	122,008
E.ON AG	1,358,160	40,048
Esprit Holdings Ltd.	3,536,343	19,189
		181,245
Ireland (1.4%)
CRH PLC	3,508,284	57,583

Italy (1.1%)
ENI S.p.A.	2,221,374	47,938

Japan (24.1%)
Asatsu-DK, Inc. (a)	641,985	13,866
Astellas Pharma, Inc. (a)	687,500	24,830
Chiba Bank Ltd. (The)	2,397,000	13,983
Hoya Corp. (a)	2,616,300	63,778
Inpex Corp.	5,159	24,287
Kao Corp. (a)	1,275,900	31,087
Keyence Corp. (a)	351,910	76,554
Mitsubishi Corp. (a)	2,930,700	69,546
Mitsubishi Electric Corp. (a)	5,553,000	47,761
Mitsubishi Estate Co., Ltd.	2,340,000	38,066
Mitsui OSK Lines Ltd. (a)	4,554,391	28,642
MS&AD Insurance Group Holdings (a)	1,906,300	43,776
NGK Spark Plug Co., Ltd. (a)	3,581,000	47,915
Nitto Denko Corp. (a)	1,283,400	50,195
NTT DoCoMo, Inc. (a)	14,807	24,655
Rohm Co., Ltd.	415,900	25,657
Sekisui House Ltd.	5,733,000	51,506

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Sumitomo Chemical Co., Ltd. (a)	5,971,000	$26,179
Sumitomo Mitsui Financial Group, Inc. (a)	1,618,332	47,146
Sumitomo Trust & Banking Co., Ltd. (The) (a)	7,217,000	36,137
T&D Holdings, Inc.	2,314,150	48,235
Taiyo Nippon Sanso Corp. (a)	1,990,000	16,925
TDK Corp. (a)	408,700	22,790
Tokyo Electron Ltd. (a)	1,615,200	80,973
Toyota Motor Corp. (a)	1,148,900	41,260
		995,749
Netherlands (4.9%)
Akzo Nobel N.V.	864,251	53,319
Unilever N.V. CVA	5,041,758	150,694
		204,013
Spain (2.3%)
Banco Santander SA	4,613,173	58,593
Telefonica SA	1,412,801	34,986
		93,579
Switzerland (11.7%)
Holcim Ltd. (Registered)	1,192,535	76,578
Nestle SA (Registered)	2,922,562	155,697
Novartis AG (Registered)	1,943,771	111,465
Roche Holding AG (Genusschein)	834,467	113,963
UBS AG (Registered) (b)	1,581,942	26,853
		484,556
United Kingdom (35.9%)
Admiral Group plc	1,281,043	33,526
Barclays PLC	16,144,225	75,982
BG Group PLC	3,700,378	65,018
BHP Billiton PLC	1,384,078	44,029
BP PLC	8,089,775	54,366
British American Tobacco PLC	4,009,913	149,574
Bunzl PLC	3,992,247	47,600
Hays PLC	30,997,758	55,073
HSBC Holdings PLC	9,111,978	92,325
Imperial Tobacco Group PLC	5,114,417	152,410
Legal & General Group PLC	16,564,425	26,932
Lloyds Banking Group PLC (b)	17,165,146	19,986
National Grid PLC	3,284,153	27,859
Prudential PLC	10,891,354	108,900
Reckitt Benckiser Group PLC	2,451,116	134,805
Reed Elsevier PLC	7,067,935	59,734
Scottish & Southern Energy PLC	3,558,194	62,491
Smiths Group PLC	4,325,667	82,833
Travis Perkins PLC (b)	1,792,321	23,749
Vodafone Group PLC	27,646,090	68,227
WM Morrison Supermarkets PLC	12,324,327	57,248
Wolseley PLC (b)	1,754,219	44,064
		1,486,731

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
United States (1.4%)
Dr. Pepper Snapple Group, Inc.	1,681,648	$59,732
Total Common Stocks (Cost $3,832,415)		4,038,287

Short-Term Investments (13.6%)
Securities held as Collateral on Loaned Securities (11.4%)
Investment Company (10.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	411,881,771	411,882

	Face Amount (000)
Repurchase Agreements (1.4%)
Bank of America Securities, LLC (0.32%, dated 9/30/10, due 10/01/10; proceeds $27,121; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.5% due 9/01/40; valued at $27,663)	$27,121	27,121
Barclays Capital, Inc. (0.25%, dated 9/30/10, due 10/01/10; proceeds $30,850; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $31,467)	30,850	30,850
		57,971
Total Securities held as Collateral on Loaned Securities (Cost $469,853)		469,853

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	93,497,531	93,497
Total Short-Term Investments (Cost $563,350)		563,350
Total Investments (111.2%) (Cost $4,395,765) Including $448,682 of Securities Loaned +		4,601,637
Liabilities in Excess of Other Assets (-11.2%)		(463,397)
Net Assets (100.0%)		$4,138,240

(a)

The value of loaned securities and related collateral outstanding at September 30, 2010 were $448,682,000 and $469,853,000, respectively. The Portfolio received cash collateral of $469,853,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $4,395,765,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $205,872,000 of which $465,022,000 related to appreciated securities and $259,150,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
State Street Bank London	USD	1,672	$1,672	10/1/10	JPY	139,898	$1,675	$3
Westpac Banking Corp.	AUD	3,618	3,497	10/1/10	USD	3,513	3,513	16
State Street Bank London	USD	2,429	2,429	10/4/10	JPY	202,303	2,423	(6)
			$7,598				$7,611	$13

AUD	—	Australian Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$47,915	$—	$—	$47,915
Automobiles	41,260	—	—	41,260
Beverages	59,732	—	—	59,732
Capital Markets	26,853	—	—	26,853
Chemicals	153,893	—	—	153,893
Commercial Banks	398,684	—	—	398,684
Construction Materials	134,161	—	—	134,161
Diversified Telecommunication Services	67,922	—	—	67,922
Electric Utilities	102,540	—	—	102,540
Electrical Equipment	109,662	—	—	109,662
Electronic Equipment, Instruments & Components	163,121	—	—	163,121
Food & Staples Retailing	57,248	—	—	57,248
Food Products	306,392	—	—	306,392
Household Durables	51,506	—	—	51,506
Household Products	134,805	—	—	134,805
Industrial Conglomerates	82,833	—	—	82,833
Insurance	306,574	—	—	306,574
Machinery	75,021	—	—	75,021
Marine	28,642	—	—	28,642
Media	73,600	—	—	73,600
Metals & Mining	78,632	—	—	78,632
Multi-Utilities	27,859	—	—	27,859
Oil, Gas & Consumable Fuels	307,297	—	—	307,297
Personal Products	31,087	—	—	31,087
Pharmaceuticals	372,266	—	—	372,266
Professional Services	55,073	—	—	55,073
Real Estate Management & Development	38,066	—	—	38,066
Semiconductors & Semiconductor Equipment	106,630	—	—	106,630
Specialty Retail	19,189	—	—	19,189
Tobacco	301,983	—	—	301,983
Trading Companies & Distributors	184,959	—	—	184,959
Wireless Telecommunication Services	92,882	—	—	92,882
Total Common Stocks	4,038,287	—	—	4,038,287
Short-Term Investments
Investment Company	505,379	—	—	505,379
Repurchase Agreements	—	57,971	—	57,971
Total Short-Term Investments	505,379	57,971	—	563,350
Foreign Currency Exchange Contracts	—	19	—	19
Total Assets	4,543,666	57,990	—	4,601,656
Liabilities:
Foreign Currency Exchange Contracts	—	6	—	6
Total Liabilities	—	6	—	6
Total	$4,543,666	$57,984	$—	$4,601,650

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $3,455,985,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (92.9%)
Australia (2.7%)
Lynas Corp. Ltd. (a)	71,485	$94
Prime Infrastructure Group	16,699	71
		165
Belgium (1.6%)
Anheuser-Busch InBev N.V.	1,649	97

Brazil (9.9%)
BM&F Bovespa SA	16,970	142
Brookfield Incorporacoes SA	50,506	271
CETIP SA - Balcao Organizado de Ativos e Derivativos	19,940	197
		610
Canada (3.5%)
Brookfield Asset Management, Inc., Class A	7,682	218

Cayman Islands (3.0%)
Greenlight Capital Re Ltd., Class A (a)	7,419	186

China (25.5%)
Baidu, Inc. ADR (a)	2,800	287
China Merchants Holdings International Co., Ltd.	60,783	221
Hengan International Group Co., Ltd.	11,000	110
Home Inns & Hotels Management, Inc. ADR (a)	3,396	168
Mindray Medical International Ltd. ADR	4,561	135
New Oriental Education & Technology Group, Inc. ADR (a)	2,575	251
Parkson Retail Group Ltd.	47,500	83
Tencent Holdings Ltd.	5,500	120
Tingyi Cayman Islands Holding Corp.	36,000	99
Wynn Macau Ltd. (a)	58,400	101
		1,575
Denmark (4.2%)
DSV A/S	12,620	258

Germany (1.8%)
BASF SE	1,811	114

Hong Kong (3.9%)
Li & Fung Ltd.	12,000	67
Minth Group Ltd.	88,000	176
		243
India (2.0%)
Mundra Port and Special Economic Zone Ltd.	32,730	122

Israel (2.2%)
Teva Pharmaceutical Industries Ltd. ADR	2,633	139

Japan (6.1%)
Universal Entertainment Corp. (a)	17,300	377

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Korea, Republic of (1.3%)
MegaStudy Co., Ltd.	558	$83

Mexico (2.6%)
America Movil SAB de CV, Class L ADR	1,647	88
Cemex SAB de CV ADR (a)	8,369	71
		159
Switzerland (12.3%)
Kuehne + Nagel International AG (Registered)	1,404	168
Nestle SA (Registered)	2,196	117
Panalpina Welttransport Holding AG (Registered) (a)	1,726	190
Roche Holding AG	846	121
Schindler Holding AG	830	89
Syngenta AG (Registered)	305	76
		761
Taiwan, Province of China (1.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	83

United Kingdom (5.9%)
British American Tobacco PLC ADR	2,633	197
Diageo PLC ADR	2,437	168
		365
United States (3.0%)
MakeMyTrip Ltd. (a)	2,982	115
Research In Motion Ltd. (a)	1,490	73
		188
Total Common Stocks (Cost $5,119)		5,743

Convertible Preferred Stocks (0.5%)
China (0.5%)
Internet Software & Services (0.5%)
Youku.com Inc. (Cost $30) (a)(b)(c)	60,414	30

Participation Notes (2.9%)
China (2.9%)
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13 (Cost $164)	7,100	179

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $256)	256,155	$256
Total Investments (100.4%) (Cost $5,569)		6,208
Liabilities in Excess of Other Assets (-0.4%)		(22)
Net Assets (100.0%)		$6,186

(a)	Non-income producing security.
(b)

At September 30, 2010, the Portfolio held approximately $30,000 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at September 30, 2010.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $5,569,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $639,000 of which $791,000 related to appreciated securities and $152,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Air Freight & Logistics	$190	$—	$—	$190
Auto Components	175	—	—	175
Beverages	265	—	—	265
Capital Markets	197	—	—	197
Chemicals	190	—	—	190
Communications Equipment	72	—	—	72
Construction Materials	71	—	—	71
Distributors	67	—	—	67
Diversified Consumer Services	334	—	—	334
Diversified Financial Services	142	—	—	142
Electric Utilities	71	—	—	71
Food Products	216	—	—	216
Health Care Equipment & Supplies	135	—	—	135
Hotels, Restaurants & Leisure	269	—	—	269
Household Durables	271	—	—	271
Insurance	186	—	—	186
Internet Software & Services	523	—	—	523
Leisure Equipment & Products	377	—	—	377
Machinery	89	—	—	89
Marine	169	—	—	169
Metals & Mining	94	—	—	94
Multiline Retail	83	—	—	83
Personal Products	110	—	—	110
Pharmaceuticals	260	—	—	260
Real Estate Management & Development	218	—	—	218
Road & Rail	258	—	—	258
Semiconductors & Semiconductor Equipment	83	—	—	83
Tobacco	197	—	—	197
Transportation Infrastructure	343	—	—	343
Wireless Telecommunication Services	88	—	—	88
Total Common Stocks	5,743	—	—	5,743
Convertible Preferred Stocks	—	—	30	30
Participation Notes	—	179	—	179
Short-Term Investments - Investment Company	256	—	—	256
Total	$5,999	$179	$30	$6,208

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 3/31/10	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	30
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$30
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Australia (5.8%)
CFS Retail Property Trust REIT	1,095,963	$2,007
Commonwealth Property Office Fund REIT	894,304	795
Dexus Property Group REIT	352,636	291
GPT Group REIT	812,841	2,310
Mirvac Group REIT	794,403	1,021
Stockland REIT	1,119,322	4,155
Westfield Group REIT	1,180,165	13,985
		24,564
Austria (0.2%)
Atrium European Real Estate Ltd.	53,866	299
Conwert Immobilien Invest SE	39,776	573
		872
Belgium (0.6%)
Befimmo SCA Sicafi REIT	29,583	2,500

China (3.1%)
Agile Property Holdings Ltd.	242,000	274
China Overseas Land & Investment Ltd.	2,764,240	5,850
China Resources Land Ltd.	1,863,000	3,789
Evergrande Real Estate Group Ltd.	1,129,000	381
Guangzhou R&F Properties Co., Ltd., Class H	1,472,400	2,069
Poly Hong Kong Investments Ltd.	400,000	429
Shimao Property Holdings Ltd.	193,500	322
		13,114
Finland (0.8%)
Citycon Oyj	482,945	2,061
Sponda Oyj	245,682	1,192
		3,253
France (18.9%)
Fonciere Des Regions REIT	44,794	4,774
Gecina SA REIT	20,568	2,439
ICADE REIT	97,247	10,216
Klepierre REIT	215,817	8,323
Mercialys SA REIT	58,629	2,286
Societe de la Tour Eiffel REIT	11,540	915
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	19,219	2,482
Unibail-Rodamco SE REIT	218,989	48,557
		79,992
Germany (1.6%)
Alstria Office AG REIT	241,194	3,350
Deutsche Euroshop AG	97,688	3,462
		6,812
Hong Kong (12.5%)
Hang Lung Properties Ltd.	980,000	4,787
Henderson Land Development Co., Ltd.	474,276	3,377

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Hongkong Land Holdings Ltd.	1,552,000	$9,638
Hysan Development Co., Ltd.	674,486	2,417
Kerry Properties Ltd.	894,771	4,866
Sino Land Co., Ltd.	184,000	381
Sun Hung Kai Properties Ltd.	1,252,174	21,626
Wharf Holdings Ltd.	856,000	5,505
		52,597
Italy (1.4%)
Beni Stabili S.p.A.	6,444,327	6,053

Japan (8.5%)
Japan Real Estate Investment Corp. REIT	213	1,936
Mitsubishi Estate Co., Ltd.	743,000	12,087
Mitsui Fudosan Co., Ltd.	596,000	10,052
Nippon Building Fund, Inc. REIT	256	2,242
NTT Urban Development Corp.	1,605	1,350
Sumitomo Realty & Development Co., Ltd.	396,000	8,183
Tokyo Tatemono Co., Ltd.	36,000	138
		35,988
Malta (0.0%)
BGP Holdings PLC (a)(b)	4,769,371	—

Netherlands (5.1%)
Corio N.V. REIT	156,662	10,711
Eurocommercial Properties N.V. CVA REIT	142,154	6,589
ProLogis European Properties (b)	369,394	2,228
Vastned Retail N.V. REIT	8,474	577
Wereldhave N.V. REIT	15,672	1,521
		21,626
Singapore (2.6%)
Allgreen Properties Ltd.	107,000	96
CapitaCommercial Trust REIT	558,000	628
CapitaLand Ltd.	1,481,000	4,572
CapitaMall Trust REIT	599,000	979
CapitaMalls Asia Ltd.	82,000	135
City Developments Ltd.	188,000	1,824
Keppel Land Ltd.	673,247	2,073
Suntec REIT	499,000	573
United Industrial Corp. Ltd.	25,000	45
		10,925
Sweden (2.1%)
Atrium Ljungberg AB, Class B	147,442	1,662
Castellum AB	94,169	1,253
Hufvudstaden AB, Class A	533,543	5,751
		8,666

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Switzerland (3.2%)
PSP Swiss Property AG (Registered) (b)	157,070	$11,612
Swiss Prime Site AG (Registered) (b)	26,513	1,882
		13,494
United Kingdom (29.3%)
Big Yellow Group PLC REIT	1,201,706	6,162
British Land Co. PLC REIT	2,179,516	15,921
Capital & Counties Properties PLC (b)	939,999	1,937
Capital & Regional PLC (b)	4,654,786	2,523
Capital Shopping Centres Group REIT	905,992	5,233
Derwent London PLC REIT	229,319	5,418
Development Securities PLC	531,317	1,922
Grainger PLC	3,233,070	5,576
Great Portland Estates PLC REIT	445,624	2,389
Hammerson PLC REIT	2,474,239	15,326
Land Securities Group PLC REIT	1,824,488	18,357
LXB Retail Properties PLC (b)	2,837,260	4,446
Metric Property Investments PLC REIT (b)	905,992	1,509
Minerva PLC (b)	1,643,133	2,426
Quintain Estates & Development PLC (b)	4,398,333	2,988
Safestore Holdings PLC	3,165,431	6,154
Segro PLC REIT	2,816,359	12,078
Shaftesbury PLC REIT	315,988	2,149
ST Modwen Properties PLC	1,738,666	4,635
Unite Group PLC (b)	1,943,616	6,717
		123,866
Total Common Stocks (Cost $675,117)		404,322

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (Cost $—) (b)	53,839	73

	Shares
Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $11,797)	11,797,148	11,797
Total Investments (98.5%) (Cost $686,914) +		416,192
Other Assets in Excess of Liabilities (1.5%)		6,440
Net Assets (100.0%)		$422,632

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(a)

At September 30, 2010, the Portfolio held a security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $686,914,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $270,722,000 of which $12,330,000 related to appreciated securities and $283,052,000 related to depreciated securities.

@	Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Westpac Banking Corporation	CHF	647	$659	10/1/10	USD	662	$663	$4
Westpac Banking Corporation	EUR	2,921	3,982	10/1/10	USD	3,975	3,975	(7)
Westpac Banking Corporation	EUR	443	604	10/4/10	USD	605	605	1
Royal Bank of Scotland PLC	GBP	539	847	10/1/10	USD	853	852	5
Credit Suisse London Branch (GFX)	HKD	1,164	150	10/4/10	USD	150	150	— @
Westpac Banking Corporation	SEK	4,464	662	10/1/10	USD	665	664	2
Westpac Banking Corporation	SEK	6,325	938	10/4/10	USD	943	943	5
Credit Suisse London Branch (GFX)	USD	133	133	10/1/10	SGD	175	133	— @
Standard Chartered Bank	USD	16	17	10/4/10	JPY	1,376	17	— @
			$7,992				$8,002	$10

@		Value is less than $500.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$211,970	$—	$—		$211,970
Retail	83,876	—	—		83,876
Office	58,210	—	—		58,210
Self Storage	12,316	—	—		12,316
Specialty	6,717	—	—	†	6,717
Residential	16,111	—	—		16,111
Industrial	14,822	—	—		14,822
Industrial/Office	299	—	—		299
Total Common Stocks	404,322	—	—	†	404,322
Warrant	73	—	—		73
Short-Term Investments - Investment Company	11,797	—	—		11,797
Foreign Currency Exchange Contracts	—	17	—		17
Total Assets	416,192	17	—	†	416,209
Liabilities:
Foreign Currency Exchange Contracts	—	7	—		7
Total	$416,192	$10	$—	†	$416,202

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $375,392,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

†  Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Australia (4.7%)
BlueScope Steel Ltd.	2,948,009	$6,269
Iluka Resources Ltd. (a)	1,007,821	5,844
Infomedia Ltd.	7,061,444	1,536
Pacific Brands Ltd. (a)	4,365,205	4,725
		18,374
Austria (0.8%)
Atrium European Real Estate Ltd.	566,706	3,149

China (0.9%)
China Automation Group Ltd.	2,730,000	2,203
EVA Precision Industrial Holdings Ltd.	1,988,000	1,173
		3,376
Denmark (3.5%)
Jyske Bank A/S (Registered) (a)	106,578	4,157
NKT Holding A/S	44,337	2,193
Royal Unibrew A/S (a)	39,162	1,934
Sydbank A/S (a)	237,376	5,532
		13,816
Finland (0.6%)
Rautaruukki Oyj	108,862	2,250

France (1.5%)
Euler Hermes SA (a)	29,072	2,371
Sa des Ciments Vicat	48,779	3,448
		5,819
Germany (5.9%)
Demag Cranes AG (a)	82,964	3,182
GEA Group AG	83,635	2,091
Gerresheimer AG (a)	104,472	4,180
Kontron AG	258,424	2,243
Praktiker Bau- und Heimwerkermaerkte Holding AG	460,897	3,893
Rheinmetall AG	50,367	3,330
SCS Standard Computersysteme AG (a)(b)(c)	21,289	—
Tognum AG	184,677	4,090
		23,009
Greece (0.4%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	246,864	1,767

Hong Kong (6.8%)
AMVIG Holdings Ltd.	6,429,000	5,137
Chen Hsong Holdings	1,176,000	497
China High Precision Automation Group Ltd. (a)	8,472,000	5,471
Dah Sing Financial Holdings Ltd.	391,600	3,028
Midland Holdings Ltd.	4,140,000	3,831
Pacific Basin Shipping Ltd.	3,863,000	2,788
Shenzhou International Group Holdings Ltd.	2,488,000	3,040
Techtronic Industries Co.	2,765,500	2,720
		26,512

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Ireland (2.3%)
FBD Holdings PLC	333,322	$2,940
Kerry Group PLC, Class A	112,401	3,943
United Drug PLC	613,799	2,091
		8,974
Italy (5.1%)
Brembo S.p.A.	367,234	3,675
Buzzi Unicem S.p.A.	353,309	3,733
Davide Campari-Milano S.p.A.	694,987	4,157
Interpump Group S.p.A. (a)	351,742	2,201
Maire Tecnimont S.p.A.	1,058,558	4,210
Prysmian S.p.A.	115,618	2,112
		20,088
Japan (32.2%)
Alpha Systems, Inc.	127,900	2,519
Asahi Diamond Industrial Co., Ltd.	220,000	4,243
Chuo Mitsui Trust Holdings, Inc.	1,098,000	3,643
Daibiru Corp.	712,000	5,271
Dainippon Screen Manufacturing Co., Ltd. (a)	849,000	4,373
Fuji Machine Manufacturing Co., Ltd.	523,500	7,814
Fuyo General Lease Co., Ltd.	138,900	3,472
Harmonic Drive Systems, Inc.	590	2,502
Jaccs Co., Ltd.	3,401,000	6,030
Japan Securities Finance Co., Ltd.	831,192	4,759
Leopalace21 Corp. (a)	853,600	1,421
Maeda Corp.	1,090,000	2,951
Miraial Co., Ltd.	304,000	7,392
Mitsubishi Materials Corp. (a)	1,314,000	3,778
Mori Seiki Co., Ltd.	433,200	4,032
NAKANISHI, Inc.	9,100	1,008
Ohara, Inc.	330,900	4,642
Okinawa Cellular Telephone Co.	910	1,851
Osaki Engineering Co., Ltd.	1,318	1,153
Sawada Holdings Co., Ltd. (a)	566,600	2,952
Shinkawa Ltd.	242,200	2,513
Sumitomo Osaka Cement Co., Ltd.	2,666,970	4,568
Sun Frontier Fudousan Co., Ltd. (a)	9,488	1,175
Taiheiyo Cement Corp. (a)	4,257,000	4,997
THK Co., Ltd.	162,200	3,039
TOC Co., Ltd.	1,217,200	5,322
Toei Animation Co., Ltd.	267,600	4,683
Tokyo Tomin Bank Ltd. (The)	498,881	5,492
Tsutsumi Jewelry Co., Ltd.	79,900	1,988
Union Tool Co.	133,400	3,345
Vantec Corp.	3,751	5,653
Yachiyo Bank Ltd. (The)	316,500	7,181
		125,762

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Netherlands (1.8%)
Dockwise Ltd. (a)	108,030	$2,689
Draka Holding N.V. (a)	241,868	4,298
		6,987
New Zealand (0.7%)
Fisher & Paykel Healthcare Corp. Ltd.	1,280,741	2,791

Norway (4.8%)
Acergy SA	175,940	3,246
Fred Olsen Energy ASA	58,265	2,032
Pronova BioPharma A/S (a)	1,657,131	3,029
ProSafe SE	768,939	4,735
Schibsted ASA	159,150	3,978
TGS Nopec Geophysical Co. ASA	133,328	1,917
		18,937
Portugal (0.1%)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	94,622	374

Spain (2.9%)
Antena 3 de Television SA	653,041	5,386
Grifols SA	305,344	4,379
Miquel y Costas & Miquel SA	38,241	975
Viscofan SA	12,695	419
		11,159
Sweden (1.6%)
Husqvarna AB, Class B	267,275	1,979
Nobia AB (a)	296,477	2,168
Trelleborg AB, Class B	232,118	2,139
		6,286
Switzerland (4.7%)
Bobst Group AG (Registered) (a)	87,201	3,860
Bucher Industries AG (Registered)	24,263	3,634
Kuoni Reisen Holding AG (Registered)	20,239	8,172
Valora Holding AG (Registered)	11,201	2,861
		18,527
United Kingdom (16.5%)
Bodycote PLC	500,390	1,956
Britvic PLC	357,892	2,728
Bunzl PLC	342,983	4,089
Chemring Group PLC	42,072	1,987
Computacenter PLC	302,624	1,362

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
CVS Group PLC (a)	1,581,468	$2,236
Greggs PLC	480,678	3,584
Hiscox Ltd.	375,436	2,057
Home Retail Group PLC	522,290	1,690
Keller Group PLC	306,218	2,841
Kesa Electricals PLC	2,405,994	5,533
Luminar Group Holdings PLC (a)	3,432,466	728
Melrose PLC	463,197	1,991
Premier Foods PLC (a)	18,037,969	4,610
Rexam PLC	386,863	1,866
Savills PLC	801,430	3,827
SIG PLC (a)	3,007,055	4,535
Smurfit Kappa Group PLC (a)	416,181	4,198
Tate & Lyle PLC	820,534	6,017
Wincanton PLC	1,326,429	4,813
Wolseley PLC (a)	73,419	1,844
		64,492
United States (0.8%)
Informa PLC	500,956	3,297
Total Common Stocks (Cost $390,303)		385,746

	No. of Warrants
Warrants (0.1%)
Italy (0.1%)
Interpump Group S.p.A., expires 10/31/2012 (a) (Cost $—)	178,840	164

	Shares
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3,712)	3,712,236	3,712
Total Investments (99.6%) (Cost $394,015) +		389,622
Other Assets in Excess of Liabilities (0.4%)		1,449
Net Assets (100.0%)		$391,071

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Fund held approximately $0 of fair valued securities, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $394,015,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,393,000 of which $41,692,000 related to appreciated securities and $46,085,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Westpac Banking Corp.	EUR	107	$145	10/4/10	USD	145	$145	— @
State Street Bank Boston	HKD	104	13	10/4/10	USD	13	13	— @
State Street Bank London	JPY	434	5	10/1/10	USD	5	5	— @
State Street Bank London	JPY	453	6	10/4/10	USD	6	6	— @
State Street Bank London	JPY	1,809,000	21,670	10/7/10	USD	21,406	21,406	(264)
State Street Bank London	USD	700	700	10/4/10	HKD	5,430	700	— @
Westpac Banking Corp.	USD	22	22	10/4/10	CHF	22	22	— @
			$22,561				$22,297	$(264)

@		Value is less than $500.
CHF	—	Swiss Franc
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,987	$—	$—		$1,987
Air Freight & Logistics	10,466	—	—		10,466
Auto Components	3,675	—	—		3,675
Beverages	8,819	—	—		8,819
Biotechnology	4,379	—	—		4,379
Capital Markets	2,952	—	—		2,952
Chemicals	4,642	—	—		4,642
Commercial Banks	29,033	—	—		29,033
Construction & Engineering	10,002	—	—		10,002
Construction Materials	16,747	—	—		16,747
Consumer Finance	6,030	—	—		6,030
Containers & Packaging	11,201	—	—		11,201
Distributors	4,725	—	—		4,725
Diversified Financial Services	9,999	—	—		9,999
Electrical Equipment	10,500	—	—		10,500
Electronic Equipment, Instruments & Components	5,470	—	—		5,470
Energy Equipment & Services	14,619	—	—		14,619
Food Products	18,573	—	—		18,573
Health Care Equipment & Supplies	3,799	—	—		3,799
Health Care Providers & Services	4,327	—	—		4,327
Hotels, Restaurants & Leisure	8,900	—	—		8,900
Household Durables	6,867	—	—		6,867
Industrial Conglomerates	3,330	—	—		3,330
Information Technology Services	1,362	—	—	†	1,362
Insurance	7,368	—	—		7,368
Internet & Catalog Retail	1,690	—	—		1,690
Life Sciences Tools & Services	4,180	—	—		4,180
Machinery	52,094	—	—		52,094
Marine	2,788	—	—		2,788
Media	17,718	—	—		17,718
Metals & Mining	18,141	—	—		18,141
Paper & Forest Products	975	—	—		975
Pharmaceuticals	3,029	—	—		3,029
Real Estate Management & Development	23,997	—	—		23,997
Semiconductors & Semiconductor Equipment	17,674	—	—		17,674
Software	4,054	—	—		4,054
Specialty Retail	14,275	—	—		14,275
Textiles, Apparel & Luxury Goods	3,040	—	—		3,040
Trading Companies & Distributors	10,468	—	—		10,468
Wireless Telecommunication Services	1,851	—	—		1,851
Total Common Stocks	385,746	—	—	†	385,746
Warrants	164	—	—		164
Short-Term Investment
Investment Company	3,712	—	—		3,712
Foreign Currency Exchange Contracts	—	— @	—		— @
Total Assets	$389,622	$ — @	$—	†	$389,622
Liabilities:
Foreign Currency Exchange Contracts	—	264	—		264
Total	$389,622	$(264)	$—	†	$389,358

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $285,673,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

@	Value is less than $500.
†	Includes securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Alternative Energy (2.5%)
Ultra Petroleum Corp. (a)	3,554	$149

Beverage: Brewers & Distillers (1.5%)
Diageo PLC ADR (United Kingdom)	1,288	89

Beverage: Soft Drinks (6.5%)
Coca-Cola Co. (The)	1,882	110
Dr. Pepper Snapple Group, Inc.	5,165	184
PepsiCo, Inc.	1,355	90
		384
Commercial Services (9.2%)
eBay, Inc. (a)	10,900	266
Intertek Group PLC	6,264	180
Leucadia National Corp. (a)	4,094	97
		543
Communications Technology (1.5%)
Cisco Systems, Inc. (a)	4,071	89

Computer Services Software & Systems (4.4%)
Google, Inc., Class A (a)	497	261

Computer Technology (5.0%)
Apple, Inc. (a)	1,030	292

Consumer Lending (3.3%)
Berkshire Hathaway, Inc., Class B (a)	2,357	195

Cosmetics (5.2%)
Estee Lauder Cos., Inc. (The), Class A	1,934	122
Natura Cosmeticos SA (Brazil)	6,899	186
		308
Diversified Manufacturing Operations (1.5%)
Danaher Corp.	2,190	89

Diversified Materials & Processing (3.1%)
Schindler Holding AG (Switzerland)	1,693	182

Diversified Retail (7.6%)
Amazon.com, Inc. (a)	1,881	296
Costco Wholesale Corp.	2,352	152
		448
Foods (1.5%)
Nestle SA ADR (Switzerland)	1,675	90

Health Care: Miscellaneous (3.2%)
Alcon, Inc.	1,127	188

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Insurance: Multi-Line (1.5%)
Loews Corp.	2,409	$91

Oil: Crude Producers (1.4%)
QEP Resources, Inc.	2,726	82

Paints & Coatings (2.3%)
Sherwin-Williams Co. (The)	1,822	137

Personal Care (1.5%)
Procter & Gamble Co. (The)	1,473	88

Pharmaceuticals (8.4%)
Johnson & Johnson	3,373	209
Mead Johnson Nutrition Co.	5,006	285
		494
Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A (Canada)	8,211	233

Recreational Vehicles & Boats (2.8%)
Edenred (France) (a)	8,372	166

Restaurants (9.4%)
McDonald’s Corp.	2,005	149
Starbucks Corp.	7,764	199
Yum! Brands, Inc.	4,526	208
		556
Scientific Instruments: Gauges & Meters (1.9%)
Thermo Fisher Scientific, Inc. (a)	2,304	110

Textiles Apparel & Shoes (2.6%)
NIKE, Inc., Class B	1,894	152

Tobacco (5.1%)
British American Tobacco PLC ADR (United Kingdom)	1,183	88
Philip Morris International, Inc.	3,784	212
		300
Total Common Stocks (Cost $5,163)		5,716

Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place LLC (a)(b)(c) (Cost $32)	10,818	32

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $62)	62,431	$62
Total Investments (98.4%) (Cost $5,257) +		5,810
Other Assets in Excess of Liabilities (1.6%)		95
Net Assets (100.0%)		$5,905

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Portfolio held approximately $32,000 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $5,257,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $553,000 of which $948,000 related to appreciated securities and $395,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Mellon Bank NA	CHF	112	$115	10/4/10	USD	114	$114	$1
Mellon Bank NA	USD	14	14	10/4/10	EUR	10	14	— @
Mellon Bank NA	USD	157	157	10/4/10	GBP	100	156	(1)
Royal Bank of Scotland PLC	USD	25	25	10/5/10	GBP	16	25	— @
State Street Bank and Trust Co.	USD	8	8	10/5/10	EUR	6	8	— @
			$318				$318	$ — @

@	—	Value is less then $500.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$149	$—	$—	$149
Beverage: Brewers & Distillers	89	—	—	89
Beverage: Soft Drinks	384	—	—	384
Commercial Services	543	—	—	543
Communications Technology	89	—	—	89
Computer Services Software & Systems	261	—	—	261
Computer Technology	292	—	—	292
Consumer Lending	195	—	—	195
Cosmetics	308	—	—	308
Diversified Manufacturing Operations	89	—	—	89
Diversified Materials & Processing	182	—	—	182
Diversified Retail	448	—	—	448
Foods	90	—	—	90
Health Care: Miscellaneous	188	—	—	188
Insurance: Multi-Line	91	—	—	91
Oil: Crude Producers	82	—	—	82
Paints & Coatings	137	—	—	137
Personal Care	88	—	—	88
Pharmaceuticals	494	—	—	494
Real Estate Investment Trusts (REIT)	233	—	—	233
Recreational Vehicles & Boats	166	—	—	166
Restaurants	556	—	—	556
Scientific Instruments: Gauges & Meters	110	—	—	110
Textiles Apparel & Shoes	152	—	—	152
Tobacco	300	—	—	300
Total Common Stocks	5,716	—	—	5,716
Convertible Preferred Stocks	—	—	32	32
Short-Term Investment - Investment Company	62	—	—	62
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	5,778	1	32	5,811
Liabilities:
Foreign Currency Exchange Contracts	—	1	—	1
Total	$5,778	$ — @	$32	$5,810

@	—	Value is less then $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, the portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 08/31/10	$32
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$32
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	347,802	$16,079

Alternative Energy (3.7%)
Range Resources Corp.	175,633	6,697
Ultra Petroleum Corp. (a)	518,411	21,763
		28,460
Biotechnology (2.5%)
Illumina, Inc. (a)	387,443	19,062

Casinos & Gambling (6.5%)
Las Vegas Sands Corp. (a)	769,894	26,831
Wynn Resorts Ltd.	258,210	22,405
		49,236
Cement (1.0%)
Martin Marietta Materials, Inc.	94,545	7,277

Chemicals: Diversified (2.2%)
Monsanto Co.	349,399	16,747

Commercial Finance & Mortgage Companies (2.2%)
BM&F Bovespa SA	2,022,011	16,910

Commercial Services (6.5%)
Corporate Executive Board Co. (The)	171,370	5,409
eBay, Inc. (a)	772,018	18,837
Leucadia National Corp. (a)	590,359	13,944
SGS SA (Registered)	7,009	11,327
		49,517
Communications Technology (2.3%)
Cisco Systems, Inc. (a)	386,306	8,460
Research In Motion Ltd. (a)	184,100	8,964
		17,424
Computer Services Software & Systems (19.3%)
Adobe Systems, Inc. (a)	264,706	6,922
Baidu, Inc. ADR (a)	291,759	29,940
Google, Inc., Class A (a)	80,120	42,126
Salesforce.com, Inc. (a)	198,999	22,248
Tencent Holdings Ltd.	594,300	12,991
Teradata Corp. (a)	570,888	22,014
VMware, Inc., Class A (a)	123,638	10,502
		146,743
Computer Technology (7.3%)
Apple, Inc. (a)	194,406	55,163

Consumer Lending (4.9%)
Berkshire Hathaway, Inc., Class B (a)	177,478	14,674
CME Group, Inc.	36,581	9,528
Redecard SA	849,498	13,179
		37,381

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Diversified Media (1.7%)
Naspers Ltd., Class N	261,189	$12,770

Diversified Retail (9.7%)
Amazon.com, Inc. (a)	360,566	56,631
NetFlix, Inc. (a)	71,173	11,541
Sears Holdings Corp. (a)	75,783	5,467
		73,639
Health Care: Miscellaneous (1.6%)
Alcon, Inc.	73,376	12,238

Insurance: Multi-Line (1.3%)
Loews Corp.	269,995	10,233

Medical Equipment (1.2%)
Intuitive Surgical, Inc. (a)	31,935	9,061

Pharmaceuticals (6.0%)
Allergan, Inc.	140,142	9,323
Gen-Probe, Inc. (a)	84,649	4,102
Johnson & Johnson	185,195	11,475
Mead Johnson Nutrition Co.	362,624	20,637
		45,537
Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A	1,041,956	29,560

Recreational Vehicles & Boats (2.5%)
Edenred (a)	964,131	19,097

Restaurants (3.1%)
Starbucks Corp.	462,343	11,827
Yum! Brands, Inc.	248,177	11,431
		23,258
Securities Brokerage & Services (1.0%)
Charles Schwab Corp. (The)	530,506	7,374

Semiconductors & Components (0.5%)
First Solar, Inc. (a)	27,383	4,035

Shipping (1.4%)
C.H. Robinson Worldwide, Inc.	154,800	10,823

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Tobacco (1.5%)
Philip Morris International, Inc.	207,500	$11,624

Wholesale & International Trade (3.2%)
Li & Fung Ltd.	4,337,601	24,403
Total Common Stocks (Cost $600,765)		753,651

Convertible Preferred Stocks (0.6%)
Alternative Energy (0.6%)
Better Place LLC (Cost $4,355) (a)(b)(c)	1,451,604	4,355
Total Investments (99.7%) (Cost $605,120) +		758,006
Other Assets in Excess of Liabilities (0.3%)		2,107
Net Assets (100.0%)		$760,113

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Portfolio held approximately $4,355,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $605,120,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $152,886,000 of which $212,365,000 related to appreciated securities and $59,479,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Mellon Bank NA	USD	562	$562	10/4/10	EUR	412	$562	$ — @
State Street Bank and Trust Co.	BRL	93	55	10/4/10	USD	55	55	— @
State Street Bank and Trust Co.	USD	329	329	10/5/10	EUR	242	329	— @
			$946				$946	$ — @

@		Amount is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Note to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$16,079	$—	$—	$16,079
Alternative Energy	28,460	—	—	28,460
Biotechnology	19,062	—	—	19,062
Casinos & Gambling	49,236	—	—	49,236
Cement	7,277	—	—	7,277
Chemicals: Diversified	16,747	—	—	16,747
Commercial Finance & Mortgage Companies	16,910	—	—	16,910
Commercial Services	49,517	—	—	49,517
Communications Technology	17,424	—	—	17,424
Computer Services Software & Systems	146,743	—	—	146,743
Computer Technology	55,163	—	—	55,163
Consumer Lending	37,381	—	—	37,381
Diversified Media	12,770	—	—	12,770
Diversified Retail	73,639	—	—	73,639
Health Care: Miscellaneous	12,238	—	—	12,238
Insurance: Multi-Line	10,233	—	—	10,233
Medical Equipment	9,061	—	—	9,061
Pharmaceuticals	45,537	—	—	45,537
Real Estate Investment Trusts (REIT)	29,560	—	—	29,560
Recreational Vehicles & Boats	19,097	—	—	19,097
Restaurants	23,258	—	—	23,258
Securities Brokerage & Services	7,374	—	—	7,374
Semiconductors & Components	4,035	—	—	4,035
Shipping	10,823	—	—	10,823
Tobacco	11,624	—	—	11,624
Wholesale & International Trade	24,403	—	—	24,403
Total Common Stocks	753,651	—	—	753,651
Convertible Preferred Stocks
Alternative Energy	—	—	4,355	4,355
Foreign Currency Exchange Contracts	—	—	@	@
Total	$753,651	$—	$4,355	$758,006

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.  The Fund recognizes transfers between the Levels as of the end of the period.  As of September 30, 2010, securities with a total value of approximately $48,721,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	4,355
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$4,355
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Air Transport (2.6%)
Expeditors International of Washington, Inc.	10,150	$469

Alternative Energy (4.7%)
Ultra Petroleum Corp. (a)	19,845	833

Biotechnology (3.1%)
Illumina, Inc. (a)	11,414	561

Casinos & Gambling (7.4%)
Las Vegas Sands Corp. (a)	20,053	699
Wynn Resorts Ltd.	7,235	628
		1,327
Chemicals: Diversified (3.0%)
Monsanto Co.	11,291	541

Commercial Finance & Mortgage Companies (5.0%)
BM&F Bovespa SA	107,334	898

Commercial Services (5.4%)
eBay, Inc. (a)	22,925	559
Leucadia National Corp. (a)	17,409	411
		970
Computer Services Software & Systems (21.0%)
Baidu, Inc. ADR (a)	8,803	903
Google, Inc., Class A (a)	2,391	1,257
Salesforce.com, Inc. (a)	5,182	579
Tencent Holdings Ltd.	17,700	387
Teradata Corp. (a)	16,530	638
		3,764
Computer Technology (9.3%)
Apple, Inc. (a)	5,850	1,660

Consumer Lending (1.9%)
Berkshire Hathaway, Inc., Class B (a)	4,122	341

Diversified Media (2.1%)
Naspers Ltd., Class N	7,541	369

Diversified Retail (11.3%)
Amazon.com, Inc. (a)	10,676	1,677
NetFlix, Inc. (a)	2,116	343
		2,020
Pharmaceuticals (3.4%)
Mead Johnson Nutrition Co.	10,727	610

Real Estate Investment Trusts (REIT) (4.8%)
Brookfield Asset Management, Inc., Class A	30,136	855

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Recreational Vehicles & Boats (3.1%)
Edenred (a)	27,602	$547

Restaurants (1.9%)
Yum! Brands, Inc.	7,384	340

Tobacco (1.9%)
Philip Morris International, Inc.	6,174	346

Wholesale & International Trade (4.1%)
Li & Fung Ltd.	130,100	732
Total Common Stocks (Cost $15,903)		17,183

Convertible Preferred Stocks (0.3%)
Alternative Energy (0.3%)
Better Place LLC (Cost $53) (a)(b)(c)	17,553	53

Short-Term Investment (5.9%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,059)	1,058,926	1,059
Total Investments (102.2%) (Cost $17,015) +		18,295
Liabilities in Excess of Other Assets (-2.2%)		(389)
Net Assets (100.0%)		$17,906

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Portfolio held approximately $53,000 of fair valued securities, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $17,015,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,280,000 of which $2,056,000 related to appreciated securities and $776,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	91	$91	10/5/10	HKD	709	$91	$ — @
Mellon Bank NA	USD	30	30	10/4/10	EUR	22	30	— @
State Street Bank and Trust Co.	BRL	89	52	10/4/10	USD	52	52	— @
State Street Bank and Trust Co.	USD	17	17	10/5/10	EUR	13	17	— @
UBS AG	USD	24	24	10/7/10	ZAR	165	24	— @
			$214				$214	$ — @

@	—	Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
HKD	—	Hong Kong Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$469	$—	$—	$469
Alternative Energy	833	—	—	833
Biotechnology	561	—	—	561
Casinos & Gambling	1,327	—	—	1,327
Chemicals: Diversified	541	—	—	541
Commercial Finance & Mortgage Companies	898	—	—	898
Commercial Services	970	—	—	970
Computer Services Software & Systems	3,764	—	—	3,764
Computer Technology	1,660	—	—	1,660
Consumer Lending	341	—	—	341
Diversified Media	369	—	—	369
Diversified Retail	2,020	—	—	2,020
Pharmaceuticals	610	—	—	610
Real Estate Investment Trusts (REIT)	855	—	—	855
Recreational Vehicles & Boats	547	—	—	547
Restaurants	340	—	—	340
Tobacco	346	—	—	346
Wholesale & International Trade	732	—	—	732
Total Common Stocks	17,183	—	—	17,183
Convertible Preferred Stocks
Alternative Energy	—	—	53	53
Short-Term Investments
Investment Company	1,059	—	—	1,059
Foreign Currency Exchange Contracts:	—	—@	—	—@
Total Assets	18,242	—@	53	18,295
Total	$18,242	$ —@	$53	$18,295

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $2,017,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	53
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$53
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

—@	Valued at less than $500

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Advertising Agencies (3.9%)
Omnicom Group, Inc.	280,314	$11,067

Alternative Energy (2.9%)
Ultra Petroleum Corp. (a)	198,296	8,325

Asset Management & Custodian (1.1%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	317,043	3,127

Beverage: Brewers & Distillers (1.4%)
Diageo PLC ADR (United Kingdom)	57,312	3,955

Casinos & Gambling (4.6%)
Universal Entertainment Corp. (Japan) (a)	269,500	5,869
Wynn Macau Ltd. (China) (a)	1,552,000	2,684
Wynn Resorts Ltd.	49,296	4,278
		12,831
Chemicals: Diversified (2.9%)
Monsanto Co.	168,445	8,074

Commercial Finance & Mortgage Companies (1.1%)
BM&F Bovespa SA (Brazil)	359,188	3,004

Commercial Services (7.1%)
China Merchants Holdings International Co., Ltd. (China)	2,349,857	8,541
New Oriental Education & Technology Group, Inc. ADR (China) (a)	118,921	11,604
		20,145
Commercial Vehicles & Parts (1.6%)
Minth Group Ltd. (Hong Kong)	2,220,000	4,429

Communications Technology (5.5%)
Cisco Systems, Inc. (a)	258,572	5,663
Corning, Inc.	531,103	9,708
		15,371
Computer Services Software & Systems (13.7%)
Baidu, Inc. ADR (China) (a)	132,579	13,605
Google, Inc., Class A (a)	38,907	20,457
Tencent Holdings Ltd. (China)	207,800	4,542
		38,604
Computer Technology (7.6%)
Apple, Inc. (a)	75,433	21,404

Consumer Lending (13.4%)
American Express Co.	126,980	5,337
Berkshire Hathaway, Inc., Class B (a)	52,575	4,347
CME Group, Inc.	26,173	6,817
Mastercard, Inc., Class A	64,046	14,346
Visa, Inc., Class A	92,466	6,866
		37,713

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Diversified Retail (8.1%)
Amazon.com, Inc. (a)	145,618	$22,870

Home Building (4.1%)
Brookfield Incorporacoes SA (Brazil)	2,142,106	11,508

Insurance: Multi-Line (4.5%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	509,478	12,747

Personal Care (1.5%)
Procter & Gamble Co. (The)	69,084	4,143

Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A (Canada)	419,385	11,898

Semiconductors & Components (2.5%)
Marvell Technology Group Ltd. (a)	397,739	6,964

Tobacco (3.1%)
Philip Morris International, Inc.	158,043	8,854

Truckers (3.0%)
DSV A/S (Denmark)	413,670	8,445

Wireless Telecommunication Service (1.2%)
Bharti Airtel Ltd. (India)	400,388	3,264
Total Common Stocks (Cost $242,438)		278,742

Convertible Preferred Stocks (0.8%)
Alternative Energy (0.8%)
Better Place LLC (Cost $2,339) (a)(b)(c)	779,539	2,339

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,666)	1,665,825	1,666
Total Investments (100.4%) (Cost $246,443) +		282,747
Liabilities in Excess of Other Assets (-0.4%)		(1,119)
Net Assets (100.0%)		$281,628

(a)	Non-income producing security.
(b)

At September 30, 2010, the Portfolio held approximately $2,339,000 of fair valued securities, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at September 30, 2010.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

September 30, 2010 (unaudited)

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $246,443,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $36,304,000 of which $60,770,000 related to appreciated securities and $24,466,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$11,067	$—	$—	$11,067
Alternative Energy	8,325	—	—	8,325
Asset Management & Custodian	3,127	—	—	3,127
Beverage: Brewers & Distillers	3,955	—	—	3,955
Casinos & Gambling	12,831	—	—	12,831
Chemicals: Diversified	8,074	—	—	8,074
Commercial Finance & Mortgage Companies	3,004	—	—	3,004
Commercial Services	20,145	—	—	20,145
Commercial Vehicles & Parts	4,429	—	—	4,429
Communications Technology	15,371	—	—	15,371
Computer Services Software & Systems	38,604	—	—	38,604
Computer Technology	21,404	—	—	21,404
Consumer Lending	37,713	—	—	37,713
Diversified Retail	22,870	—	—	22,870
Home Building	11,508	—	—	11,508
Insurance: Multi-Line	12,747	—	—	12,747
Personal Care	4,143	—	—	4,143
Real Estate Investment Trusts (REIT)	11,898	—	—	11,898
Semiconductors & Components	6,964	—	—	6,964
Tobacco	8,854	—	—	8,854
Truckers	8,445	—	—	8,445
Wireless Telecommunication Service	3,264	—	—	3,264
Total Common Stocks	278,742	—	—	278,742
Convertible Preferred Stocks	—	—	2,339	2,339
Short-Term Investments - Investment Company	1,666	—	—	1,666
Total Assets	$280,408	$—	$2,339	$282,747

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $37,774,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 6/30/10	$2,339
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$2,339
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (92.3%)
Asset Management & Custodian (4.5%)
Capital Southwest Corp.	41,517	$3,770
CETIP SA - Balcao Organizado de Ativos e Derivativos	867,495	8,557
Greenhill & Co., Inc.	708,705	56,214
		68,541
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc. (a)	164,632	2,022

Casinos & Gambling (1.6%)
Lakes Entertainment, Inc. (a)	613,119	1,054
Universal Entertainment Corp. (a)	1,064,700	23,187
		24,241
Cement (3.3%)
Eagle Materials, Inc.	1,247,179	29,558
Texas Industries, Inc.	676,465	21,322
		50,880
Chemicals: Diversified (3.1%)
Intrepid Potash, Inc. (a)	660,381	17,216
Rockwood Holdings, Inc. (a)	992,565	31,236
		48,452
Commercial Services (9.0%)
Advisory Board Co. (The) (a)	1,022,830	45,158
Corporate Executive Board Co. (The)	384,320	12,129
CoStar Group, Inc. (a)	878,475	42,790
Information Services Group, Inc. (a)	2,217,197	3,969
MercadoLibre, Inc. (a)	481,684	34,768
		138,814
Communications Technology (1.8%)
GSI Commerce, Inc. (a)	1,143,168	28,236

Computer Services Software & Systems (13.7%)
Acxiom Corp. (a)	226,668	3,595
Blackboard, Inc. (a)	450,834	16,248
comScore, Inc. (a)	490,292	11,532
Forrester Research, Inc. (a)	1,049,162	34,706
Longtop Financial Technologies Ltd. ADR (a)	483,870	19,040
MakeMyTrip Ltd. (a)	270,216	10,460
NetSuite, Inc. (a)	501,049	11,810
OpenTable, Inc. (a)	752,652	51,241
Solera Holdings, Inc.	1,018,286	44,968
SuccessFactors, Inc. (a)	297,584	7,472
		211,072
Diversified Media (0.3%)
CKX, Inc. (a)	1,023,405	5,015

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Diversified Retail (5.2%)
Blue Nile, Inc. (a)	983,911	$43,774
Citi Trends, Inc. (a)	787,762	19,072
Dena Co., Ltd.	522,200	16,445
		79,291
Education Services (0.7%)
Ambassadors Group, Inc.	935,234	10,606

Electronic Components (1.1%)
Cogent Communications Group, Inc. (a)	1,809,821	17,139

Entertainment (2.3%)
Vail Resorts, Inc. (a)	948,719	35,596

Financial Data & Systems (3.4%)
MSCI, Inc., Class A (a)	1,557,974	51,740

Health Care Services (2.1%)
athenahealth, Inc. (a)	978,927	32,324

Health Care Facilities (0.0%)
LCA-Vision, Inc. (a)	37,101	207

Health Care: Miscellaneous (1.2%)
MedAssets, Inc. (a)	865,588	18,212

Home Building (3.5%)
Brookfield Incorporacoes SA	4,734,317	25,434
Gafisa SA ADR	1,801,423	27,904
		53,338
Hotel/Motel (0.8%)
Gaylord Entertainment Co. (a)	367,146	11,198
Mandarin Oriental International Ltd.	970,693	1,660
		12,858
Insurance: Multi-Line (2.9%)
Greenlight Capital Re Ltd., Class A (a)	1,426,544	35,692
Pico Holdings, Inc. (a)	286,610	8,558
		44,250
Medical & Dental Instruments & Supplies (3.4%)
Techne Corp.	859,453	53,054

Metals & Minerals: Diversified (3.6%)
Lynas Corp. Ltd. (a)	42,277,220	55,778

Oil: Crude Producers (2.5%)
Atlas Energy, Inc. (a)	1,067,412	30,571
Brigham Exploration Co. (a)	426,612	7,999
		38,570

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Pharmaceuticals (2.2%)
Gen-Probe, Inc. (a)	624,418	$30,259
Ironwood Pharmaceuticals, Inc. (a)	306,973	3,125
		33,384
Printing and Copying Services (1.4%)
VistaPrint NV (a)	539,060	20,835

Publishing (1.5%)
Morningstar, Inc. (a)	532,169	23,714

Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	125,935	3,590

Restaurants (5.6%)
BJ’s Restaurants, Inc. (a)	954,460	26,878
PF Chang’s China Bistro, Inc.	1,274,848	58,898
		85,776
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	1,372,258	21,613

Semiconductors & Components (1.9%)
Tessera Technologies, Inc. (a)	1,551,736	28,707

Technology: Miscellaneous (0.9%)
iRobot Corp. (a)	643,902	11,958
Market Leader, Inc. (a)	1,024,170	2,212
		14,170
Textiles Apparel & Shoes (1.5%)
Lululemon Athletica, Inc. (a)	511,971	22,895

Transportation Miscellaneous (0.9%)
Integrated Distribution Services Group Ltd.	4,248,400	13,826

Utilities: Electrical (4.7%)
Brookfield Infrastructure Partners LP	2,273,168	44,099
Prime Infrastructure Group	6,504,106	27,598
		71,697
Total Common Stocks (Cost $1,278,647)		1,420,443

Preferred Stocks (1.4%)
Biotechnology (0.5%)
Pacific Biosciences of California, Inc. (a)(b)(c)	1,046,420	7,984

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Computer Services Software & Systems (0.4%)
Ning, Inc. Series D (a)(b)(c)	1,132,800	$6,593

Health Care Services (0.5%)
Castlight Health, Inc. (a)(b)(c)	1,796,926	7,388
Total Preferred Stocks (Cost $22,812)		21,965

Convertible Preferred Stocks (2.7%)
Alternative Energy (0.6%)
Better Place LLC (a)(b)(c)	2,887,667	8,663

Communications Technology (0.5%)
Twitter, Inc. Series E (a)(b)(c)	456,336	7,293

Computer Services Software & Systems (0.5%)
Youku.com Inc. (a)(b)(c)	15,089,311	7,510

Diversified Financial Services (0.3%)
Xoom Corp. Series F (a)(b)(c)	2,610,922	5,222

Pharmaceuticals (0.8%)
Ironwood Pharmaceuticals, Inc. (a)	1,212,976	12,348
Total Convertible Preferred Stocks (Cost $38,521)		41,036

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $5,966)	5,966,108	5,966
Total Investments (96.8%) (Cost $1,345,946) +		1,489,410
Other Assets in Excess of Liabilities (3.2%)		48,599
Net Assets (100.0%)		$1,538,009

(a)	Non-income producing security.
(b)

At September 30, 2010, the Portfolio held approximately $50,653,000 of fair valued securities, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at September 30, 2010.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,345,946,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $143,464,000 of which $303,426,000 related to appreciated securities and $159,962,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	AUD	623	$602	10/5/10	USD	601	$601	$(1)
Credit Suisse London Branch (GFX)	JPY	30,503	365	10/5/10	USD	365	365	— @
State Street Bank and Trust Co.	BRL	319	189	10/4/10	USD	188	188	(1)
State Street Bank and Trust Co.	BRL	927	548	10/4/10	USD	547	547	(1)
State Street Bank and Trust Co.	HKD	1,308	169	10/4/10	USD	169	169	— @
UBS AG	HKD	4,290	553	10/5/10	USD	553	553	— @
UBS AG	JPY	41,731	500	10/5/10	USD	500	500	— @
UBS AG	AUD	1,258	1,216	10/6/10	USD	1,220	1,220	4
			$4,142				$4,143	$1

@		Value is less than $500.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$68,541	$—	$—	$68,541
Biotechnology	2,022	—	—	2,022
Casinos & Gambling	24,241	—	—	24,241
Cement	50,880	—	—	50,880
Chemicals: Diversified	48,452	—	—	48,452
Commercial Services	138,814	—	—	138,814
Communications Technology	28,236	—	—	28,236
Computer Services Software & Systems	211,072	—	—	211,072
Diversified Media	5,015	—	—	5,015
Diversified Retail	79,291	—	—	79,291
Education Services	10,606	—	—	10,606
Electronic Components	17,139	—	—	17,139
Entertainment	35,596	—	—	35,596
Financial Data & Systems	51,740	—	—	51,740
Health Care Services	32,324	—	—	32,324
Health Care Facilities	207	—	—	207
Health Care: Miscellaneous	18,212	—	—	18,212
Home Building	53,338	—	—	53,338
Hotel/Motel	12,858	—	—	12,858
Insurance: Multi-Line	44,250	—	—	44,250
Medical & Dental Instruments & Supplies	53,054	—	—	53,054
Metals & Minerals: Diversified	55,778	—	—	55,778
Oil: Crude Producers	38,570	—	—	38,570
Pharmaceuticals	33,384	—	—	33,384
Printing and Copying Services	20,835	—	—	20,835
Publishing	23,714	—	—	23,714
Real Estate Investment Trusts (REIT)	3,590	—	—	3,590
Restaurants	85,776	—	—	85,776
Scientific Instruments: Pollution Control	21,613	—	—	21,613
Semiconductors & Components	28,707	—	—	28,707
Technology: Miscellaneous	14,170	—	—	14,170
Textiles Apparel & Shoes	22,895	—	—	22,895
Transportation Miscellaneous	13,826	—	—	13,826
Utilities: Electrical	71,697	—	—	71,697
Total Common Stocks	1,420,443	—	—	1,420,443
Preferred Stocks	12,348	—	50,653	63,001
Short-Term Investment
Investment Company	5,966	—	—	5,966
Foreign Currency Exchange Contracts	—	4	—	4
Total Assets	1,438,757	4	50,653	1,489,414
Liabilities:
Foreign Currency Exchange Contracts	—	3	—	3
Total	$1,438,757	$1	$50,653	$1,489,411

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.  The Portfolio recognizes transfers between the Levels as of the end of the period.  As of September 30, 2010, securities with a total value of approximately $163,928,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Preferred Stocks (000)
Balance as of 12/31/09	$51,284
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(19,317)
Net purchases (sales)	31,034
Transfers in for Level 3	—
Transfers out of Level 3	(12,348)
Balance as of 9/30/10	$50,653
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$(19,317)

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Diversified (10.0%)
Cousins Properties, Inc. REIT	1,883,882	$13,451
Forest City Enterprises, Inc., Class A (a)	1,962,710	25,181
Lexington Realty Trust REIT	61,140	438
Vornado Realty Trust REIT	761,063	65,094
Winthrop Realty Trust REIT	266,490	3,294
		107,458
Health Care (9.8%)
Assisted Living Concepts, Inc., Class A (a)	319,601	9,729
Capital Senior Living Corp. (a)	180,210	960
HCP, Inc. REIT	1,084,763	39,030
Healthcare Realty Trust, Inc. REIT	676,940	15,834
LTC Properties, Inc. REIT	23,370	596
Nationwide Health Properties, Inc. REIT	115,418	4,463
Senior Housing Properties Trust REIT	958,111	22,516
Ventas, Inc. REIT	227,790	11,747
		104,875
Industrial (4.3%)
AMB Property Corp. REIT	911,203	24,120
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	14,000	4,900
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	2,208	1,104
DCT Industrial Trust, Inc. REIT	805,053	3,856
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	6,375,000	4,994
Keystone Industrial Fund II, LP (a)(b)(c)(d)	1,037,500	1,038
Keystone Industrial Fund, LP (a)(b)(c)(d)	7,500,000	5,550
		45,562
Lodging/Resorts (10.2%)
Host Hotels & Resorts, Inc. REIT	4,114,534	59,579
Morgans Hotel Group Co. (a)	596,918	4,369
Starwood Hotels & Resorts Worldwide, Inc.	872,027	45,825
		109,773
Office (12.1%)
BioMed Realty Trust, Inc. REIT	215,480	3,861
Boston Properties, Inc. REIT	629,837	52,352
BRCP REIT I L.P. (a)(b)(c)(d)	6,101,396	2,135
BRCP REIT II, L.P. REIT (a)(b)(c)(d)	7,919,213	3,801
Brookfield Properties Corp.	1,536,825	23,852
CommonWealth REIT	127,928	3,275
Douglas Emmett, Inc. REIT	247,160	4,328
Highwoods Properties, Inc. REIT	13,130	426
Hudson Pacific Properties, Inc. REIT	275,690	4,513
Kilroy Realty Corp. REIT	132,070	4,377
Mack-Cali Realty Corp. REIT	786,860	25,738
Parkway Properties Inc. REIT	44,714	662
		129,320
Office/Industrial Mixed (1.9%)
Duke Realty Corp. REIT	472,976	5,482
Liberty Property Trust REIT	316,150	10,085
PS Business Parks, Inc. REIT	88,722	5,019
		20,586

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Regional Malls (12.1%)
Macerich Co. (The) REIT	204,020	$8,763
Simon Property Group, Inc. REIT	1,266,108	117,419
Taubman Centers, Inc. REIT	74,143	3,307
		129,489
Residential Apartments (16.1%)
American Campus Communities, Inc. REIT	66,940	2,038
Apartment Investment & Management Co., Class A REIT	215,325	4,604
AvalonBay Communities, Inc. REIT	388,745	40,402
BRE Properties, Inc. REIT	36,450	1,513
Camden Property Trust REIT	550,415	26,403
Equity Residential REIT	1,874,921	89,190
Post Properties, Inc. REIT	317,584	8,867
		173,017
Residential Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	359,860	19,605

Self Storage (4.9%)
Public Storage REIT	511,588	49,644
Sovran Self Storage, Inc. REIT	89,172	3,380
		53,024
Shopping Centers (8.0%)
Acadia Realty Trust REIT	630,826	11,986
Federal Realty Investment Trust REIT	206,780	16,886
Kite Realty Group Trust REIT	133,090	591
Regency Centers Corp. REIT	1,233,874	48,701
Retail Opportunity Investments Corp.	848,526	8,120
		86,284
Specialty (4.9%)
Colony Financial, Inc. REIT	104,990	1,940
Coresite Realty Corp. (a)	123,800	2,029
CreXus Investment Corp. REIT	137,540	1,655
Digital Realty Trust, Inc. REIT	68,210	4,208
Plum Creek Timber Co., Inc. REIT	807,588	28,508
Rayonier, Inc. REIT	73,990	3,708
Starwood Property Trust, Inc. REIT	513,981	10,213
		52,261
Total Common Stocks (Cost $899,797)		1,031,254

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $44,421)	44,421,372	$44,421
Total Investments (100.2%) (Cost $944,218) +		1,075,675
Liabilities in Excess of Other Assets (-0.2%)		(2,266)
Net Assets (100.0%)		$1,073,409

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

At September 30, 2010, the Portfolio held approximately $23,522,000 of fair valued securities, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BCRP REIT I, LLC was acquired between 5/03 - 5/08 and has a cost basis of $2,287,000. BRCP REIT II, LLC was acquired between 10/06 - 1/10 and has a current cost basis of $7,636,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/10 and has a current cost basis of $1,104,000. Exeter Industrial Fund, LP was acquired between 11/07 - 7/10 and has a current cost basis of $6,375,000. Keystone Industrial Fund, LP was acquired between 3/06 - 11/09 and has a current cost basis of $6,158,000. Keystone Industrial Fund II, LP was acquired between 1/09 and 7/10 and has a current cost basis of $1,038,000. At September 30, 2010, these securities had an aggregate market value of $23,522,000, representing 2.2% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $944,218,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $131,457,000 of which $166,732,000 related to appreciated securities and $35,275,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Real Estate
Diversified	$107,458	$—	$—	$107,458
Health Care	104,875	—	—	104,875
Industrial	27,976	—	17,586	45,562
Lodging/Resorts	109,773	—	—	109,773
Office	123,384	—	5,936	129,320
Office/Industrial Mixed	20,586	—	—	20,586
Regional Malls	129,489	—	—	129,489
Residential Apartments	173,017	—	—	173,017
Residential Manufactured Homes	19,605	—	—	19,605
Self Storage	53,024	—	—	53,024
Shopping Centers	86,284	—	—	86,284
Specialty	52,261	—	—	52,261
Total Common Stocks	1,007,732	—	23,522	1,031,254
Short-Term Investment
Investment Company	44,421	—	—	44,421
Total Assets	1,052,153	—	23,522	1,075,675
Total	$1,052,153	$—	$23,522	$1,075,675

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, the portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$20,790
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,893)
Net purchases (sales)	4,625
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$23,522
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$(1,893)

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)			Value (000)
Fixed Income Securities (90.4%)
Brazil (12.7%)
Sovereign (12.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14 – 1/1/21	BRL	10,635		$5,917

Colombia (3.7%)
Sovereign (3.7%)
Republic of Colombia,
9.85%, 6/28/27	COP	1,792,000		1,423
12.00%, 10/22/15	418,000			306
				1,729
Ecuador (0.9%)
Sovereign (0.9%)
Republic of Ecuador,
9.38%, 12/15/15		$460		421

Egypt (2.7%)
Sovereign (2.7%)
UBS AG Jersey Branch,
12.60%, 2/22/17	EGP	7,200		1,258

Hungary (4.8%)
Sovereign (4.8%)
Republic of Hungary,
6.75%, 2/24/17	HUF	102,340		509
7.25%, 6/12/12	345,670			1,739
				2,248
Indonesia (11.8%)
Corporate Bond (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A,
3.50%, 4/28/15 (a)(b)(c)(d)		$—	@	—	@

Sovereign (11.8%)
Barclays Bank PLC, Republic of Indonesia Government Bond,
Credit Linked Notes
9.00%, 9/19/18 (a)	IDR	10,000,000		1,217
11.50%, 9/17/19	7,500,000			1,054
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
Credit Linked Notes
11.00%, 12/15/20	12,000,000			1,668
11.50%, 9/23/19 (a)	6,200,000			871
JPMorgan Chase & Co., Republic of Indonesia Government Bond,
Credit Linked Notes
9.00%, 9/18/18 (a)	1,000,000			121
11.00%, 11/17/20		$3,890,000		541
				5,472

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)		Value (000)
Malaysia (4.0%)
Sovereign (4.0%)
Government of Malaysia,
2.51%, 8/27/12	MYR	5,000	$1,603
3.76%, 4/28/11	597		195
3.83%, 9/28/11	123		40
			1,838
Mexico (11.4%)
Sovereign (11.4%)
Mexican Bonos,
8.50%, 5/31/29 – 11/18/38	MXN	36,860	3,474
10.00%, 12/5/24	17,000		1,798
			5,272
Peru (1.3%)
Sovereign (1.3%)
Republic of Peru,
8.60%, 8/12/17	PEN	1,390	601

Poland (8.6%)
Sovereign (8.6%)
Republic of Poland,
4.25%, 5/24/11	PLN	540	186
5.50%, 10/25/19	7,226		2,508
6.25%, 10/24/15	3,650		1,316
			4,010
South Africa (12.6%)
Sovereign (12.6%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	42,360	5,832

Thailand (3.7%)
Sovereign (3.7%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	19,400	669
5.25%, 7/13/13 – 5/12/14	29,403		1,058
			1,727

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)		Value (000)
Turkey (12.2%)
Sovereign (12.2%)
Republic of Turkey,
Zero Coupon, 5/11/11 – 1/25/12	TRY	4,343	$2,835
10.50%, 1/15/20	367		280
16.00%, 3/7/12	3,305		2,531
			5,646
Total Fixed Income Securities (Cost $37,793)			41,971

	No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 04/15/2020 (c)(e) (Cost $—)	495		13

	Shares
Short-Term Investment (7.3%)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $3,369)	3,369,334		3,369
Total Investments (97.7%) (Cost $41,162) +			45,353
Other Assets in Excess of Liabilities (2.3%)			1,088
Net Assets (100%)			$46,441

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2010.
(d)	Non-income producing security.
(e)	Security has been deemed illiquid at September 30, 2010.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

@	Value is less than $500.
+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $41,162,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,191,000 of which $4,320,000 related to appreciated securities and $129,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	BRL	2,220	$1,312	10/4/10	USD	1,251	$1,251	$(61)
JPMorgan Chase	ZAR	8,850	1,270	10/4/10	USD	1,187	1,187	(83)
JPMorgan Chase	USD	1,262	1,262	10/4/10	ZAR	8,850	1,270	8
JPMorgan Chase	USD	1,294	1,294	10/4/10	BRL	2,220	1,312	18
JPMorgan Chase	USD	2,770	2,770	10/13/10	MYR	8,670	2,807	37
JPMorgan Chase	USD	2,075	2,075	10/20/10	RUB	64,802	2,117	42
JPMorgan Chase	TRY	1,610	1,108	10/27/10	USD	1,078	1,078	(30)
JPMorgan Chase	MXN	8,300	657	10/29/10	USD	660	660	3
JPMorgan Chase	BRL	2,220	1,304	11/3/10	USD	1,287	1,287	(17)
JPMorgan Chase	ZAR	8,850	1,264	11/4/10	USD	1,256	1,256	(8)
			$14,316				$14,225	$(91)

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bond	$—	$ — @	$—	$ — @
Sovereign	—	41,971	—	41,971
Total Fixed Income Securities	—	41,971	—	41,971
Warrants	—	13	—	13
Short-Term Investment
Investment Company	3,369	—	—	3,369
Foreign Currency Exchange Contracts	—	108	—	108
Total Assets	3,369	42,092	—	45,461
Liabilities:
Foreign Currency Exchange Contracts	—	199	—	199
Total	$3,369	$41,893	$—	$45,262

@	Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, the Portfolio did not have any significant investments transfer between valuation levels.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio’s would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Funds, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010